UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 66.2% of Net Assets

	Argentina – 1.0%
523,143	Arcos Dorados Holdings, Inc., Class A	$7,732,053

	Belgium – 1.5%
151,738	Anheuser-Busch InBev NV	11,963,207

	Brazil – 4.0%
458,800	Cia Hering	8,703,152
153,433	Embraer S.A., ADR	4,070,577
583,700	Mills Estruturas e Servicos de Engenharia S.A.	8,020,971
458,400	Natura Cosmeticos S.A.	10,726,811

		31,521,511

	Canada – 0.4%
64,267	Potash Corp. of Saskatchewan, Inc.	2,807,825
9,996	Valeant Pharmaceuticals International, Inc.(b)	447,721

		3,255,546

	Chile – 2.5%
131,604	Banco Santander Chile, ADR	10,197,994
1,087,587	S.A.C.I. Falabella	9,936,516

		20,134,510

	China – 2.1%
69,976	Baidu, Inc., Sponsored ADR(b)	8,045,840
802,000	China Mobile Ltd.	8,814,335

		16,860,175

	Denmark – 2.0%
110,642	Novo Nordisk A/S, Class B	16,047,156

	France – 1.6%
172,688	Sanofi	13,072,618

	Germany – 0.8%
74,543	Siemens AG, (Registered)	6,263,628

	Hong Kong – 0.5%
1,237,000	Hang Lung Properties Ltd.	4,231,305

	Japan – 1.4%
66,800	FANUC Corp.	10,980,651

	Mexico – 1.1%
4,353,300	Genomma Lab Internacional S.A. de CV, Class B(b)	8,599,103

	Netherlands – 1.1%
748,161	DE Master Blenders 1753 NV(b)	8,435,963

	Russia – 0.8%
192,594	Mail.ru Group Ltd., GDR, 144A(b)(c)	6,517,381

Shares	Description	Value (†)
Common Stocks – continued

	Sweden – 2.3%
401,375	Atlas Copco AB, Class A	$8,637,896
202,620	Elekta AB, Class B	9,258,862

		17,896,758

	Switzerland – 1.4%
145,774	ACE Ltd.	10,806,227

	United Kingdom – 10.2%
367,184	Antofagasta PLC	6,281,002
409,215	BG Group PLC	8,377,235
220,367	British American Tobacco PLC	11,203,457
260,438	Burberry Group PLC	5,422,525
577,512	Diageo PLC	14,885,365
149,899	Royal Dutch Shell PLC, ADR	10,107,689
597,082	Standard Chartered PLC	12,970,398
4,326,240	Vodafone Group PLC	12,160,004

		81,407,675

	United States – 31.5%
229,900	American Express Co.	13,382,479
35,023	Apple, Inc.(b)	20,453,432
251,169	AT&T, Inc.	8,956,687
669,923	Calpine Corp.(b)	11,060,429
90,040	Caterpillar, Inc.	7,645,296
251,025	CenturyLink, Inc.	9,912,977
300,286	Citigroup, Inc.	8,230,839
376,850	Coca-Cola Enterprises, Inc.	10,566,874
216,501	CVS Caremark Corp.	10,117,092
1,679	Dex One Corp.(b)	1,570
242,061	FMC Technologies, Inc.(b)	9,496,053
23,905	Google, Inc., Class A(b)	13,866,573
955	Hawaiian Telcom Holdco, Inc.(b)	18,632
109,325	Hillshire Brands Co.	3,169,326
107,446	Jones Lang LaSalle, Inc.	7,560,975
333,902	Microsoft Corp.	10,214,062
121,632	National Fuel Gas Co.	5,714,271
175,544	National Oilwell Varco, Inc.	11,312,055
507,538	Oracle Corp.	15,073,879
231,464	PNC Financial Services Group, Inc.	14,144,765
113,391	Praxair, Inc.	12,329,003
32,654	Precision Castparts Corp.	5,371,257
20,917	Priceline.com, Inc.(b)	13,899,765
154,965	QUALCOMM, Inc.	8,628,451
169,018	Schlumberger Ltd.	10,970,958
299	SuperMedia, Inc.(b)	748
256,769	Texas Instruments, Inc.	7,366,703
26,818	Vertex Pharmaceuticals, Inc.(b)	1,499,663

		250,964,814

	Total Common Stocks (Identified Cost $510,002,362)	526,690,281

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 28.8%

Non-Convertible Bonds – 27.8%

		Argentina – 0.1%
$626,891		Argentina Government International Bond, 8.280%, 12/31/2033	$410,613
170,000		Pan American Energy LLC, 7.875%, 5/07/2021, 144A	144,500
500,000		Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	347,500

			902,613

		Australia – 0.1%
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	501,338
235,000		New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	268,575
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	165,745

			935,658

		Belgium – 0.1%
350,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	650,243

		Brazil – 1.3%
400,000		Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	400,000
1,793,202		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	933,968
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	822,000
646,950	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	339,195
517,560	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	274,174
1,115	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	557,394
600,000		BRF - Brazil Foods S.A., 5.875%, 6/06/2022, 144A	618,000
400,000		CSN Resources S.A., 6.500%, 7/21/2020, 144A	433,320
450,000		Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	449,100
119,000		Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	123,165
300,000		Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	312,000
100,000		LPG International, Inc., 7.250%, 12/20/2015	110,500
100,000		Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	78,000
196,000		Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	205,310
500,000		Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	526,650
600,000		OGX Petroleo e Gas Participacoes S.A., 8.500%, 6/01/2018, 144A	534,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	$1,251,680
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	344,887
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	356,857
350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	189,943
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	131,580
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	621,735
200,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	218,000
400,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	400,000

		10,231,458

	Canada – 0.6%
600,000	Bell Canada, MTN, 5.000%, 2/15/2017, (CAD)	645,662
2,265,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	2,360,174
650,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	653,020
465,000	Pacific Rubiales Energy Corp., 7.250%, 12/12/2021, 144A	504,525
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	108,488
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	658,373

		4,930,242

	Chile – 0.1%
250,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	477,134
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022, 144A	204,457
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	271,022

		952,613

	China – 0.1%
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	409,403

	Colombia – 0.2%
400,000	Banco Davivienda S.A., 5.875%, 7/09/2022, 144A	401,800
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	269,787
1,300,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	789,052
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	139,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Colombia – continued
$40,000	Republic of Colombia, 8.125%, 5/21/2024	$58,140

		1,658,254

	Czech Republic – 0.1%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	409,828

	France – 0.1%
400,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	643,563
150,000	Lafarge S.A., EMTN, 5.375%, 6/26/2017, (EUR)	194,670
240,000	Veolia Environnement S.A., EMTN, 4.000%, 2/12/2016, (EUR)	326,322
25,000	Veolia Environnement S.A., EMTN, 5.125%, 5/24/2022, (EUR)	35,197

		1,199,752

	Germany – 0.2%
1,095,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	1,582,563

	Hong Kong – 0.2%
600,000	Bank of East Asia Ltd., EMTN, (fixed rate to 5/04/2017, variable rate thereafter), 6.375%, 5/04/2022	639,828
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	414,762
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	386,000

		1,440,590

	Hungary – 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	194,800

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	969,781

	India – 0.2%
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	187,914
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,246,000

		1,433,914

	Indonesia – 0.1%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	212,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	458,301

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Indonesia – continued
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	$109,446

		779,747

	Ireland – 0.0%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	176,663

	Italy – 0.2%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	246,036
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	484,534
400,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)	486,838
400,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	482,945
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	95,938
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	7,850
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	118,579

		1,922,720

	Korea – 0.8%
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	189,942
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	418,941
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	605,061
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	623,602
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	410,708
400,000	Korea Finance Corp., 4.625%, 11/16/2021	433,655
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	407,888
2,700,000,000	Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	2,438,787
400,000	Shinhan Bank, 4.375%, 7/27/2017, 144A	426,601
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	172,953
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	222,647

		6,350,785

	Latvia – 0.1%
600,000	Republic of Latvia, 5.250%, 2/22/2017, 144A	619,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Luxembourg – 0.1%
$400,000		ArcelorMittal, 6.750%, 3/01/2041	$373,356
400,000		VTB Bank OJSC, 6.000%, 4/12/2017, 144A	403,824

			777,180

		Malaysia – 0.1%
1,750,000		Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	555,896
1,000,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	328,676

			884,572

		Mexico – 1.7%
7,000,000		America Movil SAB de CV, 3.500%, 2/08/2015, (CNY)	1,115,299
195,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	127,725
145,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	95,700
700,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	728,000
600,000		Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	630,000
94,000	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	762,136
668,400	(††††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	5,678,546
74,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	611,037
88,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	783,575
65,000	(††††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	682,739
80,000	(††††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	725,562
100,000		Mexichem SAB de CV, 8.750%, 11/06/2019, 144A	118,750
330,000		Petroleos Mexicanos, 8.000%, 5/03/2019	419,100
800,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	836,000
400,000		Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	422,000

			13,736,169

		Netherlands – 0.2%
200,000		EADS Finance BV, EMTN, 4.625%, 8/12/2016, (EUR)	280,370
200,000		Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	216,000
400,000		Listrindo Capital BV, 6.950%, 2/21/2019, 144A	409,264
100,000		Myriad International Holding BV, 6.375%, 7/28/2017, 144A	110,196

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Netherlands – continued
50,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	$65,332
200,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	206,352

		1,287,514

	New Zealand – 0.1%
1,000,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	962,445

	Norway – 0.3%
475,000	Eksportfinans ASA, 2.000%, 9/15/2015	425,099
3,335,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	631,551
6,360,000	Norwegian Government, 4.500%, 5/22/2019, (NOK)	1,261,790

		2,318,440

	Oman – 0.0%
200,000	MBPS Finance Co., 11.250%, 11/15/2015, 144A	162,250

	Panama – 0.0%
300,000	Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4/04/2017, 144A	298,500

	Philippines – 0.1%
30,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	759,167

	Poland – 0.1%
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	104,323
800,000	Poland Government International Bond, 5.000%, 3/23/2022	873,200

		977,523

	Republic of Korea – 0.0%
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	254,205

	Russia – 0.0%
200,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	207,098

	Singapore – 0.6%
1,200,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A	1,202,327
3,355,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	2,675,604
345,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	277,960
605,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	510,265

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Singapore – continued
$150,000	STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	$160,500

		4,826,656

	South Africa – 0.2%
450,000	Edcon Proprietary Ltd., 3.912%, 6/15/2014, (EUR)(e)	517,539
130,000	Edcon Proprietary Ltd., 3.912%, 6/15/2014, 144A, (EUR)(e)	149,511
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	388,262
400,000	Transnet Ltd., 4.500%, 2/10/2016, 144A	417,016

		1,472,328

	Spain – 0.1%
550,000	Spain Government Bond, 4.250%, 10/31/2016, (EUR)	659,497

	Supranationals – 0.3%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	868,315
1,115,000	Corp Andina de Fomento, 4.375%, 6/15/2022	1,138,897
305,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	349,495
400,000,000	International Bank for Reconstruction & Development, GMTN, 2.300%, 2/26/2013, (KRW)	346,828

		2,703,535

	Sweden – 0.1%
3,020,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	441,292

	Turkey – 0.5%
600,000	Akbank TAS, 5.125%, 7/22/2015, 144A	611,280
600,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	619,500
1,200,000	Turkey Government Bond, Zero Coupon, 5/15/2013, (TRY)	614,757
1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	1,249,500
600,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A., 5.188%, 10/13/2015, 144A	604,500

		3,699,537

	United Arab Emirates – 0.2%
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	491,250
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	647,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Arab Emirates – continued
$200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	$222,250

		1,360,750

	United Kingdom – 0.5%
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	358,889
250,000	BAT International Finance PLC, 3.250%, 6/07/2022, 144A	247,067
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	260,967
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	106,521
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	274,515
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	636,008
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	128,676
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	341,436
730,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,194,190
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	482,727

		4,030,996

	United States – 17.6%
420,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	285,600
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	10,125
975,000	Alcoa, Inc., 5.900%, 2/01/2027	964,632
1,325,000	Ally Financial, Inc., 5.500%, 2/15/2017	1,345,857
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	270,492
60,000	Ally Financial, Inc., 6.875%, 8/28/2012	60,300
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	58,300
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	142,868
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,026,080
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	781,200
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	63,397
19,340	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	18,373
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	927,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$145,000	Avnet, Inc., 6.000%, 9/01/2015	$159,126
1,820,000	Ball Corp., 5.000%, 3/15/2022	1,892,800
200,000	Bank of America Corp., 5.490%, 3/15/2019	203,680
450,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	481,206
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	118,646
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,625
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,358
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	17,275
1,520,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,533,069
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,075,949
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	494,986
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	54,063
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	584,255
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	19,800
90,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	88,650
2,300,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,363,250
750,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	599,497
586,146	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	580,285
80,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class AM, 5.869%, 9/15/2040	67,893
190,000	CSX Corp., 6.250%, 3/15/2018	228,698
265,000	Cummins, Inc., 5.650%, 3/01/2098	272,774
258,167	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	261,085
250,321	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	255,328
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	43,733
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	48,125
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,010
250,000	Exelon Corp., 4.900%, 6/15/2015	271,720

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$150,000	Foot Locker, Inc., 8.500%, 1/15/2022	$162,563
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,124
50,000	Ford Motor Co., 6.625%, 2/15/2028	55,522
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,367,363
40,000	Ford Motor Co., 7.125%, 11/15/2025	45,400
835,000	Ford Motor Co., 7.450%, 7/16/2031	1,045,837
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,800
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,400,799
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	939,115
905,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,070,394
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	932,833
28,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	29,540
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	51,729
205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	235,341
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/15/2049	633,876
900,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	772,812
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	814,324
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,212,839
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	133,785
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	233,832
405,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	570,965
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	223,000
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,249,222
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	69,261
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,041,194
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	156,338
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	448,388

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$20,000	HCA, Inc., 5.750%, 3/15/2014	$20,925
90,000	HCA, Inc., 6.375%, 1/15/2015	95,625
225,000	HCA, Inc., 7.050%, 12/01/2027	202,500
245,000	HCA, Inc., 7.190%, 11/15/2015	258,475
90,000	HCA, Inc., 7.500%, 12/15/2023	86,513
250,000	HCA, Inc., 7.500%, 11/06/2033	234,375
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,443,750
395,000	HCA, Inc., 8.360%, 4/15/2024	400,925
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	186,225
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	70,500
585,000	Hercules, Inc., 6.500%, 6/30/2029	479,700
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	504,332
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	120,610
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	80,078
1,620,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,650,375
1,670,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,709,662
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	61,775
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	365,512
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	135,213
1,235,000	iStar Financial, Inc., 8.625%, 6/01/2013	1,235,000
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	32,988
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	917,937
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,531
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	48,320
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	13,931
10,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	8,375
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,644

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$370,000	Jefferies Group, Inc., 3.875%, 11/09/2015	$363,525
665,000	Jefferies Group, Inc., 5.125%, 4/13/2018	645,050
890,000	Jefferies Group, Inc., 6.250%, 1/15/2036	801,000
715,000	Jefferies Group, Inc., 6.450%, 6/08/2027	679,250
1,410,000	Jefferies Group, Inc., 6.875%, 4/15/2021	1,417,906
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	10,463
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	170,300
1,665,000	KB Home, 8.000%, 3/15/2020	1,698,300
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,600
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,144,500
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	58,300
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,506,750
235,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	244,400
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	32,400
165,000	Masco Corp., 6.500%, 8/15/2032	158,608
865,000	Masco Corp., 7.750%, 8/01/2029	906,288
600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	620,333
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	2,544,110
310,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	331,700
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(f)	241,800
410,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(f)	360,800
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	367,563
2,500,000	Morgan Stanley, 5.750%, 1/25/2021	2,465,105
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	531,498
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	591,133
100,000	Morgan Stanley, Series F, MTN, 0.916%, 10/18/2016(e)	87,153
1,382,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,015,770

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$100,000	New Albertson’s, Inc., 7.750%, 6/15/2026	$79,000
3,450,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,673,750
1,965,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,601,475
155,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	106,950
15,000	News America, Inc., 6.400%, 12/15/2035	17,295
935,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	936,169
10,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	10,038
250,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(f)(g)	40,000
155,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	148,025
2,475,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	2,654,437
35,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(g)	37,975
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	628,235
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	568,569
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	45,550
47,000	Pulte Group, Inc., 5.200%, 2/15/2015	48,410
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	432,000
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	647,625
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	209,000
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,418,889
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	626,679
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	413,572
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	59,082
560,000	Qwest Corp., 6.875%, 9/15/2033	557,200
115,000	Qwest Corp., 7.250%, 9/15/2025	126,195
1,155,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,131,900
500,000	Range Resources Corp., 5.000%, 8/15/2022	493,750
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	749,954

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$403,000		Residential Capital LLC, 9.625%, 5/15/2015(g)	$388,895
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	96,046
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	24,169
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019, 144A	415,000
655,000		Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	630,437
855,000		Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	735,300
1,600	(†††††)	SLM Corp., 6.000%, 12/15/2043	34,545
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	123,594
35,000		SLM Corp., MTN, 5.125%, 8/27/2012	35,131
1,130,000		SLM Corp., MTN, 7.250%, 1/25/2022	1,194,975
10,000		SLM Corp., Series A, MTN, 0.766%, 1/27/2014(e)	9,553
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	234,840
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	9,525
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	117,154
65,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	67,273
2,560,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,163,200
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	700,000
400,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	319,000
100,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	99,125
300,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	249,750
330,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	316,800
200,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	199,250
595,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	474,881
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	236,670
420,000		Sprint Capital Corp., 6.900%, 5/01/2019	394,800
110,000		Sprint Capital Corp., 8.750%, 3/15/2032	100,100
26,000		Sprint Nextel Corp., 6.000%, 12/01/2016	24,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$1,152,600
250,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	319,918
820,000	Textron, Inc., 5.950%, 9/21/2021	929,290
1,431,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,162,687
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	2,260,125
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	1,227,175
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	13,725
7,795,000	U.S. Treasury Note, 0.250%, 2/15/2015	7,767,593
9,200,000	U.S. Treasury Note, 0.375%, 6/30/2013	9,211,141
1,100,000	U.S. Treasury Note, 0.750%, 3/31/2013	1,104,425
12,500,000	U.S. Treasury Note, 0.750%, 6/30/2017	12,512,700
356,741	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	407,149
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,353,300
770,000	United States Steel Corp., 7.500%, 3/15/2022	739,200
295,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	309,012
140,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	143,325
75,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	76,875
50,000	USG Corp., 6.300%, 11/15/2016	47,875
230,000	USG Corp., 9.750%, 1/15/2018	241,500
5,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	5,175
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	120,176
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	138,408
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	145,229
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	64,944
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	351,833
125,000	Xerox Corp., 6.750%, 2/01/2017	145,343
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	23,318

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	$315,775

		140,158,050

	Uruguay – 0.2%
4,170,450	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	191,545
5,294,849	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	265,924
18,379,718	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	925,994

		1,383,463

	Venezuela – 0.1%
800,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	450,000

	Total Non-Convertible Bonds (Identified Cost $213,534,757)	221,562,294

Convertible Bonds – 0.9%

	United States – 0.9%
350,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	256,375
200,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	171,250
125,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	114,219
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	205,813
125,000	Ford Motor Co., 4.250%, 11/15/2016	173,750
745,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(h)	728,237
620,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	740,125
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,514,531
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	256,925
2,185,000	Old Republic International Corp., 3.750%, 3/15/2018	1,966,500
375,000	Omnicare, Inc., 3.750%, 12/15/2025	492,656
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	582,550
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	88,763

	Total Convertible Bonds (Identified Cost $6,726,649)	7,291,694

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.1%

	United States – 0.1%
$415,000	State of Illinois, 5.100%, 6/01/2033	$392,258
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(f)	86,307

	Total Municipals (Identified Cost $449,968)	478,565

	Total Bonds and Notes (Identified Cost $220,711,374)	229,332,553

Senior Loans – 0.7%

	United States – 0.7%
4,215,000	Chesapeake Energy Corporation, Unsecured Term Loan, 8.500%, 12/01/2017(e)	4,177,655
1,270,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(e)	1,271,587
48,054	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(e)	27,256

	Total Senior Loans (Identified Cost $5,422,125)	5,476,498

Shares
Preferred Stocks – 0.4%

Convertible Preferred Stocks – 0.3%

	United States – 0.3%
71,820	General Motors Co., Series B, 4.750%	2,384,424
820	Lucent Technologies Capital Trust I, 7.750%	553,500

	Total Convertible Preferred Stocks (Identified Cost $3,969,958)	2,937,924

Non-Convertible Preferred Stock – 0.1%

	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	607,598

	Total Preferred Stocks (Identified Cost $4,115,324)	3,545,522

Principal Amount
Short-Term Investments – 6.7%
$1,431	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $1,431 on 7/02/2012 collateralized by $5,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $5,145 including accrued interest(i)	1,431
53,285,182	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $53,285,182 on 7/02/2012 collateralized by $52,140,000 U.S. Treasury Note, 1.500% due 6/30/2016 valued at $54,355,950 including accrued interest(i)	53,285,182

	Total Short-Term Investments (Identified Cost $53,286,613)	53,286,613

Total Investments – 102.8% (Identified Cost $793,537,798)(a)	818,331,467
Other assets less liabilities – (2.8)%	(22,267,286)

Net Assets – 100.0%	$796,064,181

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2012, approximately 20% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities. Additionally, one security held by the Fund for which market quotations were not readily available as of June 30, 2012, was fair valued pursuant to procedures approved by the Board of Trustees, amounting to 0.8% of net assets.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.

(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(††††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $793,816,505 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$49,805,799
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,290,837)

Net unrealized appreciation	$24,514,962

At September 30, 2011, the Fund had a short-term capital loss carryforward of $51,909,722 of which $13,460,729 expires on September 30, 2017 and $38,448,993 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of this security amounted to $6,517,381 or 0.8% of net assets.

(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(e)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(f)	Illiquid security. At June 30, 2012, the value of these securities amounted to $985,832 or less than 0.1% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $48,876,862 or 6.1% of net assets.
ADR/	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the
GDR	right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/19/2012	Australian Dollar	700,000	$711,329	$(20,100)
Buy[1]	8/06/2012	Brazilian Real	1,000,000	494,341	(16,906)
Buy[1]	11/13/2012	Brazilian Real	980,000	477,345	(8,044)
Buy[1]	12/21/2012	Brazilian Real	1,280,000	620,190	9,212
Buy[2]	8/22/2012	Chinese Renminbi	11,630,000	1,826,334	(21,164)
Sell[2]	8/22/2012	Chinese Renminbi	7,000,000	1,099,255	16,029
Buy[3]	9/21/2012	Malaysian Ringgit	1,250,000	391,751	(1,603)
Sell[4]	7/31/2012	New Zealand Dollar	1,430,000	1,142,538	(19,246)
Buy[1]	9/10/2012	South Korean Won	1,488,000,000	1,293,295	38,445
Buy[4]	9/10/2012	South Korean Won	780,000,000	677,937	19,598

Total					$(3,779)

At June 30, 2012, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive5/Units of Currency		Unrealized Appreciation (Depreciation)
9/12/2012	Norwegian Krone	5,600,000	Euro	733,849	$(9,660)

[1]	Counterparty is Credit Suisse AG.
[2]	Counterparty is Morgan Stanley Capital Services Inc.
[3]	Counterparty is JP Morgan Chase Bank, N.A.
[4]	Counterparty is Barclays Bank PLC.
[5]	Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$11,963,207$	—	$11,963,207
China	8,045,840	8,814,335	—	16,860,175
Denmark	—	16,047,156	—	16,047,156
France	—	13,072,618	—	13,072,618
Germany	—	6,263,628	—	6,263,628
Hong Kong	—	4,231,305	—	4,231,305
Japan	—	10,980,651	—	10,980,651
Russia	—	6,517,381	—	6,517,381
Sweden	—	17,896,758	—	17,896,758
United Kingdom	10,107,689	71,299,986	—	81,407,675
All Other Common Stocks*	341,449,727	—	—	341,449,727

Total Common Stocks	359,603,256	167,087,025	—	526,690,281

Bonds and Notes
Non-Convertible Bonds
Colombia	—	1,256,454	401,800	1,658,254
Korea	—	3,911,998	2,438,787	6,350,785
United States	34,545	139,524,008	599,497	140,158,050
All Other Non-Convertible Bonds*	—	73,395,205	—	73,395,205

Total Non-Convertible Bonds	34,545	218,087,665	3,440,084	221,562,294

Convertible Bonds*	—	7,291,694	—	7,291,694
Municipals*	—	478,565	—	478,565

Total Bonds and Notes	34,545	225,857,924	3,440,084	229,332,553

Senior Loans*	—	5,476,498	—	5,476,498
Preferred Stocks
Convertible Preferred Stocks*	2,937,924	—	—	2,937,924
Non-Convertible Preferred Stock*	—	607,598	—	607,598

Total Preferred Stocks	2,937,924	607,598	—	3,545,522

Short-Term Investments	—	53,286,613	—	53,286,613

Total Investments	362,575,725	452,315,658	3,440,084	818,331,467

Forward Foreign Currency Contracts (unrealized appreciation)	—	83,284	—	83,284

Total	$362,575,725	$452,398,942	$3,440,084	$818,414,751

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(96,723)	$—	$(96,723)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Colombia	$—	$—	$—	$4,036	$397,764	$—	$—	$—	$401,800	$4,036
Korea	351,758	(3,172)	—	58,067	2,032,134	—	—	—	2,438,787	58,067
Supranationals	983,784	229	(168,909)	60,153	—	(875,257)	—	—	—	—
United States	10,000	688	(22,067)	33,426	590,550	(13,100)	—	—	599,497	8,947
Preferred Stocks
Non-Convertible Preferred Stocks
United States	409,200	—	—	—	—	—	—	(409,200)	—	—

Total	$1,754,742	$(2,255)	$(190,976)	$155,682	$3,020,448	$(888,357)	$—	$(409,200)	$3,440,084	$71,050

A preferred stock valued at $409,200 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Deutsche Bank AG	$(9,660)	$—
JP Morgan Chase Bank, N.A.	(1,603)	—
Morgan Stanley Capital Services Inc.	(5,135)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $83,284 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $2,959.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. This risk of loss to a fund counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of June 30, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$83,284

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(96,723)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	7.6%
Pharmaceuticals	4.9
Beverages	4.7
Commercial Banks	4.7
Energy Equipment & Services	4.0
Internet Software & Services	3.6
Machinery	3.4
Software	3.2
Banking	2.7
Wireless Telecommunication Services	2.6
Computers & Peripherals	2.6
Diversified Telecommunication Services	2.4
Oil, Gas & Consumable Fuels	2.3
Automotive	2.2
Chemicals	2.2
Other Investments, less than 2% each	43.0
Short-Term Investments	6.7

Total Investments	102.8
Other assets less liabilities (including open forward foreign currency contracts)	(2.8)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	69.5%
British Pound	9.6
Euro	6.0
Brazilian Real	3.9
Swedish Krone	2.3
Mexican Peso	2.3
Danish Krone	2.0
Other, less than 2% each	7.2

Total Investments	102.8
Other assets less liabilities (including open forward foreign currency contracts)	(2.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets

	Air Freight & Logistics – 7.0%
105,585	Expeditors International of Washington, Inc.	$4,091,419
69,802	United Parcel Service, Inc., Class B	5,497,605

		9,589,024

	Beverages – 5.0%
48,389	Coca-Cola Co. (The)	3,783,536
5,426	Diageo PLC, Sponsored ADR	559,258
61,910	SABMiller PLC, Sponsored ADR	2,508,593

		6,851,387

	Biotechnology – 2.2%
41,189	Amgen, Inc.	3,008,445

	Capital Markets – 8.9%
17,324	Franklin Resources, Inc.	1,922,791
58,681	Greenhill & Co., Inc.	2,091,978
84,868	Legg Mason, Inc.	2,237,969
299,099	SEI Investments Co.	5,949,079

		12,201,817

	Communications Equipment – 9.7%
404,345	Cisco Systems, Inc.	6,942,604
114,045	QUALCOMM, Inc.	6,350,025

		13,292,629

	Consumer Finance – 3.8%
89,440	American Express Co.	5,206,302

	Energy Equipment & Services – 3.3%
70,304	Schlumberger Ltd.	4,563,433

	Food Products – 4.0%
440,803	Danone S.A., Sponsored ADR	5,457,141

	Health Care Equipment & Supplies – 5.7%
51,582	Medtronic, Inc.	1,997,771
90,091	Zimmer Holdings, Inc.	5,798,257

		7,796,028

	Household Products – 3.9%
28,224	Clorox Co. (The)	2,045,111
53,996	Procter & Gamble Co. (The)	3,307,255

		5,352,366

	Internet & Catalog Retail – 7.1%
37,053	Amazon.com, Inc.(b)	8,461,053
43,700	Blue Nile, Inc.(b)	1,298,327

		9,759,380

	Internet Software & Services – 7.1%
69,543	Facebook, Inc., Class A(b)	2,164,178

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
12,930	Google, Inc., Class A(b)	$7,500,305

		9,664,483

	IT Services – 6.4%
38,413	Automatic Data Processing, Inc.	2,138,068
53,434	Visa, Inc., Class A	6,606,045

		8,744,113

	Pharmaceuticals – 5.1%
61,929	Merck & Co., Inc.	2,585,536
79,053	Novartis AG, ADR	4,419,062

		7,004,598

	Semiconductors & Semiconductor Equipment – 2.9%
15,391	Altera Corp.	520,832
18,420	Analog Devices, Inc.	693,881
118,599	ARM Holdings PLC, Sponsored ADR	2,821,470

		4,036,183

	Software – 12.9%
107,176	Autodesk, Inc.(b)	3,750,088
36,004	FactSet Research Systems, Inc.	3,346,212
123,353	Microsoft Corp.	3,773,368
230,796	Oracle Corp.	6,854,641

		17,724,309

	Specialty Retail – 3.6%
50,951	Home Depot, Inc. (The)	2,699,893
78,147	Lowe’s Cos., Inc.	2,222,501

		4,922,394

	Total Common Stocks (Identified Cost $118,030,932)	135,174,032

Principal Amount
Short-Term Investments – 1.4%
$1,928,922	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $1,928,922 on 7/02/2012 collateralized by $1,970,000 Federal National Mortgage Association, 0.375% due 12/28/2012 valued at $1,971,970 including accrued interest(c) (Identified Cost $1,928,922)	1,928,922

	Total Investments – 100.0% (Identified Cost $119,959,854)(a)	137,102,954
	Other assets less liabilities – (0.0)%	(48,199)

	Net Assets – 100.0%	$137,054,755

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $119,959,854 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,884,055
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,740,955)

Net unrealized appreciation	$17,143,100

At September 30, 2011, the Fund had a short-term capital loss carryforward of $91,817,905 of which $75,866 expires on September 30, 2016; $57,062,095 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$135,174,032	$—	$—	$135,174,032
Short-Term Investments	—	1,928,922	—	1,928,922

Total	$135,174,032	$1,928,922	$—	$137,102,954

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Software	12.9%
Communications Equipment	9.7
Capital Markets	8.9
Internet & Catalog Retail	7.1
Internet Software & Services	7.1
Air Freight & Logistics	7.0
IT Services	6.4
Health Care Equipment & Supplies	5.7
Pharmaceuticals	5.1
Beverages	5.0
Food Products	4.0
Household Products	3.9
Consumer Finance	3.8
Specialty Retail	3.6
Energy Equipment & Services	3.3
Semiconductors & Semiconductor Equipment	2.9
Biotechnology	2.2
Short-Term Investments	1.4

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.0% of Net Assets

Non-Convertible Bonds – 78.0%

	ABS Car Loan – 0.2%
$350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	$354,554

	ABS Home Equity – 1.8%
200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.695%, 1/25/2036(b)	126,643
600,000	Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class M2, 0.745%, 9/25/2035(b)	287,694
129,479	Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	94,442
390,547	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	243,379
222,802	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.515%, 4/25/2035(b)	136,600
449,977	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.318%, 7/19/2035(b)	387,700
99,401	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.848%, 12/25/2034(b)	74,939
142,378	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 5.263%, 3/25/2036(b)	98,782
209,806	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	192,907
415,841	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.500%, 11/25/2037	357,723
196,673	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.765%, 3/25/2035(b)	146,073
300,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.695%, 6/25/2035(b)	183,334
146,611	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.947%, 5/25/2036(b)	119,165
575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.745%, 7/25/2035(b)	425,160
139,688	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.895%, 12/26/2034(b)	103,123
140,591	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.907%, 4/25/2047(b)	99,116

		3,076,780

	ABS Other – 0.3%
458,415	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	458,337

	Aerospace & Defense – 0.0%
100,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	81,076

	Airlines – 1.4%
2,005,000	Air Canada, 9.250%, 8/01/2015, 144A	1,959,887
30,000	Air Canada, 12.000%, 2/01/2016, 144A	26,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$19,836	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	$19,836
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	201,919
171,704	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	175,197

		2,383,314

	Automotive – 1.3%
2,190,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	2,187,263

	Banking – 2.5%
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	641,847
1,400,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,320,835
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	956,697
1,000,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	857,184
200,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	233,702
250,000	Societe Generale, S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, 9/29/2049, (EUR)	291,065

		4,301,330

	Building Materials – 3.5%
50,000	Masco Corp., 6.500%, 8/15/2032	48,063
360,000	Masco Corp., 7.125%, 3/15/2020	397,210
345,000	Masco Corp., 7.750%, 8/01/2029	361,468
845,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	870,350
1,300,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	1,274,000
2,955,000	USG Corp., 6.300%, 11/15/2016	2,829,412
100,000	USG Corp., 8.375%, 10/15/2018, 144A	105,000
75,000	USG Corp., 9.750%, 1/15/2018	78,750

		5,964,253

	Chemicals – 1.7%
1,270,000	Hercules, Inc., 6.500%, 6/30/2029	1,041,400
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	867,000
420,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	451,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$778,754	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(c)(d)	$545,128

		2,905,028

	Collateralized Mortgage Obligations – 2.2%
339,779	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.505%, 1/25/2036(b)	218,036
149,403	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.569%, 10/25/2034(b)	107,167
365,128	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.237%, 9/25/2045(b)	292,686
374,152	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.385%, 3/25/2046(b)	243,909
76,757	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 3.002%, 2/25/2035(b)	66,050
376,373	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.904%, 4/25/2035(b)	177,310
538,464	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.315%, 12/25/2046(b)	199,393
553,361	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.745%, 1/25/2036(b)	332,199
554,104	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.365%, 7/25/2037(b)(e)	259,653
368,173	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.816%, 3/25/2035(b)	256,764
658,194	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.405%, 1/25/2047(b)	333,639
619,555	Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	397,457
570,395	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	359,246
469,964	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.107%, 8/25/2046(b)	209,764
615,648	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.485%, 1/25/2047(b)	243,858

		3,697,131

	Commercial Mortgage-Backed Securities – 1.5%
500,846	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.156%, 6/19/2035(b)	467,941
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.790%, 8/10/2045(b)	1,512,663
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class AM, 5.856%, 9/12/2049	596,060

		2,576,664

	Construction Machinery – 0.3%
205,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	214,738
300,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	316,500

		531,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.5%
$1,035,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	$859,050

	Consumer Products – 0.4%
740,000	Visant Corp., 10.000%, 10/01/2017	734,450

	Diversified Manufacturing – 0.2%
400,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	400,000

	Electric – 2.3%
18,711	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	19,834
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(f)	251,250
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(f)	120,600
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019(f)	546,050
1,055,000	Edison Mission Energy, 7.625%, 5/15/2027	574,975
1,395,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,111,141
200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	173,984
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(d)(f)	22,400
515,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	351,488
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	484,662
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	169,275

		3,825,659

	Food & Beverage – 0.5%
475,000	Del Monte Corp., 7.625%, 2/15/2019	479,156
400,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	312,000

		791,156

	Gaming – 2.0%
1,020,000	Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/2018	697,425
1,360,000	MGM Resorts International, 7.500%, 6/01/2016	1,407,600
1,250,000	MGM Resorts International, 7.625%, 1/15/2017	1,290,625

		3,395,650

	Government Owned - No Guarantee – 0.5%
900,000	DP World Ltd., 6.850%, 7/02/2037, 144A	884,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 2.1%
$165,000	HCA, Inc., 7.050%, 12/01/2027	$148,500
640,000	HCA, Inc., 7.500%, 12/15/2023	615,200
470,000	HCA, Inc., 7.690%, 6/15/2025	452,375
480,000	HCA, Inc., 8.360%, 4/15/2024	487,200
800,000	HCA, Inc., MTN, 7.580%, 9/15/2025	764,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	484,100
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	538,163

		3,489,538

	Home Construction – 6.1%
255,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	225,038
310,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	270,475
600,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	618,000
975,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	1,023,750
305,000	K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	290,512
15,000	KB Home, 5.875%, 1/15/2015	14,850
25,000	KB Home, 6.250%, 6/15/2015	24,750
2,580,000	KB Home, 7.250%, 6/15/2018	2,567,100
1,850,000	Lennar Corp., 6.950%, 6/01/2018	1,974,875
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,508,000
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	408,375
380,000	Pulte Group, Inc., 7.875%, 6/15/2032	361,000
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	75,950

		10,362,675

	Independent Energy – 3.7%
30,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	29,700
400,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	394,000
1,365,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	1,160,250
685,000	Halcon Resources Corp., 9.750%, 7/15/2020, 144A	675,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$2,800,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	$2,415,000
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	178,000
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	799,875
675,000	SandRidge Energy, Inc., 8.125%, 10/15/2022, 144A	681,750

		6,334,300

	Life Insurance – 0.6%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	933,100

	Lodging – 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	181,800

	Media Non-Cable – 4.0%
1,440,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	1,231,200
85,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	84,256
595,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020, 144A	581,613
2,905,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	2,992,150
1,100,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	1,047,750
915,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	896,700

		6,833,669

	Metals & Mining – 2.9%
990,000	ArcelorMittal, 6.750%, 3/01/2041	924,057
1,935,000	Arch Coal, Inc., 7.250%, 6/15/2021	1,620,563
35,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	33,775
780,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	661,050
2,225,000	United States Steel Corp., 6.650%, 6/01/2037	1,735,500

		4,974,945

	Non-Captive Consumer – 2.8%
1,605,000	Residential Capital LLC, 9.625%, 5/15/2015(f)	1,548,825
1,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,531,200
2,000,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	1,596,240

		4,676,265

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – 2.1%
$240,000	Aircastle Ltd., 7.625%, 4/15/2020	$243,600
1,620,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,899,450
1,045,000	International Lease Finance Corp., 8.625%, 1/15/2022	1,210,185
100,000	iStar Financial, Inc., 5.850%, 3/15/2017	88,250
135,000	iStar Financial, Inc., 5.875%, 3/15/2016	121,837
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	14,494

		3,577,816

	Packaging – 1.5%
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.500%, 2/15/2021, 144A	1,900,000
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	724,800

		2,624,800

	Pharmaceuticals – 0.4%
140,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	137,200
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	531,325

		668,525

	Pipelines – 1.3%
615,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	587,325
655,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	702,487
215,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	206,938
785,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	675,100

		2,171,850

	Retailers – 2.2%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	38,500
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	435,544
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	202,437
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	36,444
2,080,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	1,570,400
250,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	209,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$1,440,000	Toys R Us, Inc., 7.375%, 10/15/2018	$1,170,000

		3,662,700

	Sovereigns – 1.2%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	569,828
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,391,897

		1,961,725

	Supermarkets – 0.9%
315,000	American Stores Co., 8.000%, 6/01/2026	263,025
955,000	New Albertson’s, Inc., 7.750%, 6/15/2026	754,450
735,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	507,150

		1,524,625

	Supranational – 0.6%
2,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	999,900

	Technology – 2.3%
250,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	308,465
1,350,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	918,000
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,302,750
1,460,000	First Data Corp., 8.250%, 1/15/2021, 144A	1,460,000

		3,989,215

	Textile – 2.4%
1,925,000	Hanesbrands, Inc., 6.375%, 12/15/2020	2,026,062
2,605,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	1,927,700
175,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	168,000

		4,121,762

	Transportation Services – 0.3%
275,000	APL Ltd., 8.000%, 1/15/2024(d)	188,375
640,000	Overseas Shipholding Group, 7.500%, 2/15/2024	361,600

		549,975

	Treasuries – 9.4%
7,425,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(g)	7,736,994

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
150,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	$173,728
375,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	422,113
930,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,070,861
65,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	70,373
60,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	69,176
55,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	65,477
301,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,732,675
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	247,271
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	3,036,668
400,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	324,778

			15,950,114

		Wireless – 3.3%
900,000		Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	526,500
1,595,000		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	1,451,450
4,236,000		Sprint Capital Corp., 6.875%, 11/15/2028	3,409,980
5,000		Sprint Capital Corp., 6.900%, 5/01/2019	4,700
285,000		Sprint Capital Corp., 8.750%, 3/15/2032	259,350

			5,651,980

		Wirelines – 4.7%
665,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	438,900
130,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	106,925
1,105,000		Cincinnati Bell, Inc., 8.750%, 3/15/2018	1,063,563
1,070,000		Frontier Communications Corp., 9.000%, 8/15/2031	1,021,850
940,000		Level 3 Financing, Inc., 8.125%, 7/01/2019	964,675
1,910,000		Level 3 Financing, Inc., 8.750%, 2/15/2017	1,986,400
350,000		Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	313,980
250,000		Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	257,940
300,000		Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	354,555

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$25,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	$19,188
15,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	11,775
1,050,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	904,453
675,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	590,144

		8,034,348

	Total Non-Convertible Bonds (Identified Cost $132,366,471)	132,682,810

Convertible Bonds – 11.0%

	Automotive – 2.1%
1,465,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	1,073,113
1,760,000	Ford Motor Co., 4.250%, 11/15/2016	2,446,400

		3,519,513

	Construction Machinery – 0.3%
555,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	607,725

	Diversified Manufacturing – 0.8%
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,306,781

	Home Construction – 0.1%
70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	87,850

	Independent Energy – 0.3%
440,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	376,750
90,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	82,238

		458,988

	Metals & Mining – 0.5%
960,000	Peabody Energy Corp., 4.750%, 12/15/2066	778,800
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	172,425

		951,225

	Pharmaceuticals – 2.0%
1,365,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	1,629,469
1,370,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,789,562

		3,419,031

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – 4.6%
$3,780,000	Ciena Corp., 0.875%, 6/15/2017	$3,231,900
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	161,312
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	44,700
2,700,000	Intel Corp., 2.950%, 12/15/2035	3,054,375
620,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	554,125
700,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	644,875
80,000	SanDisk Corp., 1.500%, 8/15/2017	82,300

		7,773,587

	Textile – 0.3%
570,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	549,338

	Total Convertible Bonds (Identified Cost $17,078,935)	18,674,038

	Total Bonds and Notes (Identified Cost $149,445,406)	151,356,848

Senior Loans – 0.5%
	Media Non-Cable – 0.2%
294,831	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	167,225
224,012	Tribune Company, Term Loan X, 5.000%, 6/04/2009(f)(i)	146,728

		313,953

	Non-Captive Consumer – 0.1%
250,000	Chesapeake Energy Corporation, Unsecured Term Loan, 8.500%, 12/01/2017(b)	247,785

	Wirelines – 0.2%
368,296	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	325,665

	Total Senior Loans (Identified Cost $1,227,664)	887,403

Shares
Preferred Stocks – 5.4%

Convertible Preferred Stocks – 3.8%

	Automotive – 1.5%
72,750	General Motors Co., Series B, 4.750%	2,415,300
2,500	Goodyear Tire & Rubber Co. (The), 5.875%	108,000

		2,523,300

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Banking – 0.0%
25	Bank of America Corp., Series L, 7.250%	$24,375

	Construction Machinery – 0.1%
2,213	United Rentals Trust I, 6.500%	112,310

	Consumer Products – 1.6%
55,115	Newell Financial Trust I, 5.250%	2,769,528

	Pipelines – 0.6%
20,675	El Paso Energy Capital Trust I, 4.750%	1,047,189

	Total Convertible Preferred Stocks (Identified Cost $6,509,368)	6,476,702

Non-Convertible Preferred Stocks – 1.6%
	Non-Captive Diversified – 1.6%
965	Ally Financial, Inc., Series G, 7.000%, 144A	859,724
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,808,116

		2,667,840

	Total Non-Convertible Preferred Stocks (Identified Cost $2,862,039)	2,667,840

	Total Preferred Stocks (Identified Cost $9,371,407)	9,144,542

Common Stocks – 1.1%
	Automobiles – 0.3%
53,720	Ford Motor Co.	515,175

	Chemicals – 0.0%
1,087	Ashland, Inc.	75,340

	Diversified Telecommunication Services – 0.0%
593	Hawaiian Telcom Holdco, Inc.(j)	11,569

	Household Durables – 0.3%
46,500	KB Home	455,700

	Media – 0.0%
1,835	SuperMedia, Inc.(j)	4,588

	Oil, Gas & Consumable Fuels – 0.3%
14,882	Kinder Morgan, Inc.	479,498

	Pharmaceuticals – 0.2%
6,875	Merck & Co., Inc.	287,031

	Total Common Stocks (Identified Cost $1,834,516)	1,828,901

Warrants – 0.0%
10,023	FairPoint Communications, Inc., Expiration on 1/24/2018(d)(j)(k)	—

Shares	Description	Value (†)
Warrants – continued
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017(j)	$48,626

	Total Warrants (Identified Cost $29,891)	48,626

Principal Amount (‡)
Short-Term Investments – 2.9%
$15,773	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $15,773 on 7/02/2012 collateralized by $20,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $20,580 including accrued interest(l)	15,773
4,859,907	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $4,859,907 on 7/02/2012 collateralized by $4,955,000 Federal Home Loan Bank, 0.370% due 05/01/2013 valued at $4,961,194 including accrued interest(l)	4,859,907

	Total Short-Term Investments (Identified Cost $4,875,680)	4,875,680

	Total Investments – 98.9% (Identified Cost $166,784,564)(a)	168,142,000
	Other assets less liabilities – 1.1%	1,867,506

	Net Assets – 100.0%	$170,009,506

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $166,880,512 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,301,113
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,039,625)

Net unrealized appreciation	$1,261,488

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.

(c)	All or a portion of interest payment is paid-in-kind.

(d)	Illiquid security. At June 30, 2012, the value of these securities amounted to $755,903 or 0.4% of net assets.

(e)	The issuer is making partial payment with respect to interest and/or principal. Income is not being accrued.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(g)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(i)	Issuer has filed for bankruptcy.

(j)	Non-income producing security.

(k)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of this security amounted to $0.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $30,851,952 or 18.1% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MTN	Medium Term Note

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

MXN	Mexican Peso

PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell	7/31/2012	Euro	2,940,000	$3,721,391	$135,066

[1]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$2,359,900	$545,128	$2,905,028
All Other Non-Convertible Bonds*	—	129,777,782	—	129,777,782

Total Non-Convertible Bonds	—	132,137,682	545,128	132,682,810

Convertible Bonds*	—	18,674,038	—	18,674,038

Total Bonds and Notes	—	150,811,720	545,128	151,356,848

Senior Loans*	—	887,403	—	887,403
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	112,310	—	112,310
Consumer Products	—	2,769,528	—	2,769,528
All Other Convertible Preferred Stocks*	3,594,864	—	—	3,594,864

Total Convertible Preferred Stocks	3,594,864	2,881,838	—	6,476,702

Non-Convertible Preferred Stocks*	1,808,116	859,724	—	2,667,840

Total Preferred Stocks	5,402,980	3,741,562	—	9,144,542

Common Stocks*	1,828,901	—	—	1,828,901
Warrants**	48,626	—	—	48,626
Short-Term Investments	—	4,875,680	—	4,875,680

Total Investments	7,280,507	160,316,365	545,128	168,142,000

Forward Foreign Currency Contracts (unrealized appreciation)	—	135,066	—	135,066

Total	$7,280,507	$160,451,431	$545,128	$168,277,066

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

**	Includes a security fair valued at zero using Level 2 inputs.

A preferred stock valued at $140,000 was transferred from Level 1 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$493	$—	$(213,133)	$757,768	$—	$—	$—	$545,128	$(213,133)
Consumer Cyclical Services	843,525	—	—	—	—	—	—	(843,525)	—	—
Treasuries	27,508	715	(34,823)	22,081	—	(15,481)	—	—	—	—

Total	$871,033	$1,208	$(34,823)	$(191,052)	$757,768	$(15,481)	$—	$(843,525)	$545,128	$(213,133)

A debt security valued at $843,525 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2012, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that were in a net liability position by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $135,066 and the amount of loss that the Fund would incur after taking into account master netting arrangement is $135,066.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. This risk of loss to a fund counterparty default should be limited to the extent a Fund is undercollateralized, however; final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of June 30, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$135,066

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	9.4%
Technology	6.9
Home Construction	6.2
Wirelines	4.9
Automotive	4.9
Media Non-Cable	4.2
Independent Energy	4.0
Non-Captive Diversified	3.7
Building Materials	3.5
Metals & Mining	3.4
Wireless	3.3
Non-Captive Consumer	2.9
Textile	2.7
Pharmaceuticals	2.6
Banking	2.5
Electric	2.3
Collateralized Mortgage Obligations	2.2
Retailers	2.2
Healthcare	2.1
Consumer Products	2.0
Gaming	2.0
Other Investments, less than 2% each	18.1
Short-Term Investments	2.9

Total Investments	98.9
Other assets less liabilities (including open forward foreign currency contracts)	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.2% of Net Assets

	Belgium – 1.6%
260,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)	$349,397

	Brazil – 2.9%
119,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	123,165
350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	189,942
100,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	129,670
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	200,000

		642,777

	Canada – 7.6%
95,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	110,436
75,000	Canada Government International Bond, 3.500%, 1/13/2020, (EUR)	110,012
230,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	239,665
85,000	Methanex Corp., 5.250%, 3/01/2022	88,188
400,000	Province of Ontario Canada, EMTN, 3.000%, 9/28/2020, (EUR)	540,895
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	206,347
200,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)	271,262
95,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	103,064

		1,669,869

	Denmark – 0.6%
645,000	Kingdom of Denmark, 4.000%, 11/15/2015, (DKK)	123,671

	Finland – 2.2%
330,000	Finland Government Bond, 3.875%, 9/15/2017, (EUR)	474,114

	France – 6.3%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	50,434
530,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)	688,556
325,000	France Government Bond OAT, 3.750%, 4/25/2021, (EUR)	450,236
100,000	Klepierre, EMTN, 4.000%, 4/13/2017, (EUR)	131,457

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	France – continued
50,000	Lafarge S.A., EMTN, 5.375%, 6/26/2017, (EUR)	$64,890

		1,385,573

	Germany – 5.4%
705,000	Bundesobligation, 1.250%, 10/14/2016, (EUR)	920,084
175,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	252,921

		1,173,005

	Ireland – 0.8%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	176,663

	Italy – 5.6%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	65,848
100,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	98,415
350,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	339,174
320,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)	389,470
150,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	187,581
60,000	Republic of Italy, 6.875%, 9/27/2023	60,864
75,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	94,398

		1,235,750

	Japan – 30.3%
47,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	597,676
70,000,000	Japan Finance Organization for Municipalities, 2.000%, 5/09/2016, (JPY)	935,339
93,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	1,177,199
104,000,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	1,360,093
72,400,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)(b)	974,193
84,000,000	Japan Government Twenty Year Bond, 2.000%, 9/20/2025, (JPY)	1,155,994
32,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	431,694

		6,632,188

	Korea – 0.4%
3,600,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	85,474

	Luxembourg – 0.3%
50,000	FMC Finance VIII, S.A., 6.500%, 9/15/2018, 144A, (EUR)	70,077

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Malaysia – 0.5%
370,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	$121,610

		Mexico – 4.0%
100,000		America Movil SAB de CV, EMTN, 4.125%, 10/25/2019, (EUR)	136,978
160,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	105,600
15,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	121,617
20,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	174,163
37,500	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	340,107

			878,465

		Netherlands – 0.7%
50,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	54,892
30,000		Fresenius Finance BV, 4.250%, 4/15/2019, 144A, (EUR)	39,389
50,000		Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	51,588

			145,869

		Norway – 2.0%
30,000		Eksportfinans ASA, 2.000%, 9/15/2015	26,848
2,205,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	417,563

			444,411

		Philippines – 0.6%
5,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	123,635

		Poland – 1.4%
225,000		Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)	245,564
50,000		Poland Government International Bond, 5.000%, 3/23/2022	54,575

			300,139

		Singapore – 2.0%
135,000		Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	107,662
360,000		Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	290,046
40,000		Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	33,736

			431,444

		South Africa – 0.5%
100,000		Edcon Proprietary Ltd., 3.912%, 6/15/2014, 144A, (EUR)(c)	115,009

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United Arab Emirates – 0.4%
$100,000	DP World Ltd., 6.850%, 7/02/2037, 144A	$98,250

	United Kingdom – 10.9%
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	89,514
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	182,677
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	88,768
100,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	136,574
500,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	817,938
150,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	289,636
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	83,426
335,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	695,280

		2,383,813

	United States – 9.2%
85,000	American Tower Corp., 4.700%, 3/15/2022	87,260
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 1/17/2014, (EUR)	130,389
90,000	Boston Properties LP, 3.850%, 2/01/2023	90,845
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	91,766
45,000	HCA, Inc., 8.360%, 4/15/2024	45,675
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	204,433
100,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	132,027
150,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	174,243
100,000	Newmont Mining Corp., 3.500%, 3/15/2022	98,700
40,000	NII Capital Corp., 7.625%, 4/01/2021	34,300
555,000	U.S. Treasury Note, 0.250%, 10/31/2013	554,740
75,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	73,500
35,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	35,087
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	130,638
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	126,310

		2,009,913

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Uruguay – 1.0%
4,210,260	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	$211,452

	Total Bonds and Notes (Identified Cost $21,442,332)	21,282,568

Short-Term Investments – 0.7%
$155,125	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $155,125 on 7/02/2012 collateralized by $140,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $160,125 including accrued interest(d) (Identified Cost $155,125)	155,125

	Total Investments – 97.9% (Identified Cost $21,597,457)(a)	21,437,693
	Other assets less liabilities – 2.1%	458,205

	Net Assets – 100.0%	$21,895,898

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Credit default swap agreements are valued based on mid prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized depreciation on investments based on a cost of $21,652,616 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$305,121
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(520,044)

Net unrealized depreciation	$(214,923)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(c)	Variable rate security. Rate as of June 30, 2012 is disclosed.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $1,075,221 or 4.9% of net assets.

EMTN	Euro Medium Term Note

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

SGD	Singapore Dollar

UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/28/2012	British Pound	156,000	$244,264	$619
Buy[2]	9/19/2012	Canadian Dollar	650,000	637,345	13,227
Buy[4]	9/21/2012	Malaysian Ringgit	290,000	90,886	(372)
Buy[1]	9/10/2012	South Korean Won	630,000,000	547,564	15,829
Buy[3]	9/10/2012	South Korean Won	164,700,000	143,149	4,255
Sell[3]	9/10/2012	South Korean Won	60,000,000	52,149	(1,139)
Buy[2]	9/19/2012	Swiss Franc	226,000	238,583	2,500
Sell[2]	9/19/2012	Swiss Franc	226,000	238,582	(1,490)

Total					$33,429

At June 30, 2012, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency	Receive5/Units of Currency	Unrealized Appreciation (Depreciation)
9/12/2012	Norwegian Krone 1,255,000	Euro 164,461	$(2,165)

[1]	Counterparty is Barclays Bank PLC.

[2]	Counterparty is UBS AG.

[3]	Counterparty is Credit Suisse AG.

[4]	Counterparty is JP Morgan Chase Bank, N.A.

[5]	Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$21,282,568	$—	$21,282,568
Short-Term Investments	—	155,125	—	155,125

Total Investments	—	21,437,693	—	21,437,693

Forward Foreign Currency Contracts (unrealized appreciation)	—	36,430	—	36,430

Total	$—	$21,474,123	$—	$21,474,123

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,166)	$—	$(5,166)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-convertible Bonds
Supranational	$118,679	$67	$(16,300)	$7,247	$—	$(109,693)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Deutsche Bank AG	$(2,165)	$—
JP Morgan Chase Bank, N.A.	(372)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $36,430 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $33,801.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. This risk of loss to a fund counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of June 30, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$36,430

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(5,166)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	62.7%
Government Guaranteed	7.0
Supranational	4.1
Banking	2.6
Sovereigns	2.5
Wirelines	2.4
Local Authorities	2.1
Other Investments, less than 2% each	13.8
Short-Term Investments	0.7

Total Investments	97.9
Other assets less liabilities (including open forward foreign currency contracts)	2.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

Euro	33.0%
Japanese Yen	30.3
British Pound	11.8
United States Dollar	8.8
Norwegian Krone	2.9
Canadian Dollar	2.1
Singapore Dollar	2.0
Other, less than 2% each	7.0

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.2% of Net Assets

Non-Convertible Bonds – 88.1%

	ABS Car Loan – 0.7%
$1,717,917	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.384%, 8/20/2013, 144A(b)	$1,716,418
831,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	858,728
4,590,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	5,089,216
2,889,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	3,091,697
18,620,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 1.992%, 9/15/2021, 144A(b)	18,824,820
16,736,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 1.992%, 9/15/2021, 144A(b)	16,802,944
19,574,000	Ford Auto Securitization Trust, Series 2010-R3A, Class A3, 2.714%, 9/15/2015, 144A, (CAD)	19,524,205
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,483,153
3,512,107	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	3,521,747

		74,912,928

	ABS Credit Card – 0.6%
28,592,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.492%, 4/15/2019(b)	28,293,291
19,182,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,794,544
14,465,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	15,289,239
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,573,561

		66,950,635

	ABS Other – 1.4%
1,630,454	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,648,650
7,275,242	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	7,348,928
33,607,996	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	35,086,058
31,931,859	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	32,895,531
40,535,368	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	46,749,088
15,872,659	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	16,512,216
16,214,495	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	16,505,858

		156,746,329

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – 0.0%
$ 2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	$2,110,500

	Airlines – 2.5%
155,604	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	157,549
769,912	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	811,333
888,684	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	948,670
8,640,983	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,505,081
1,741,229	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,893,586
3,122,083	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,356,239
54,678,179	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	59,325,824
11,397,351	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,629,173
25,977,159	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	29,743,846
19,508,363	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	21,995,679
3,065,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	3,095,650
1,848,459	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,987,094
13,580,966	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	13,734,431
33,381,292	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	37,887,767
2,610,048	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,779,701
20,198,823	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	21,865,226
6,139,070	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	6,200,461
7,277,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	7,468,196
24,068,327	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,151,402
5,864,389	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	6,693,027
17,106,706	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	18,133,109

		284,363,044

	Automotive – 1.1%
40,992,000	Cummins, Inc., 5.650%, 3/01/2098	42,194,582
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,542,692
1,948,000	Ford Motor Co., 6.375%, 2/01/2029	2,113,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$125,000	Ford Motor Co., 6.500%, 8/01/2018	$141,250
255,000	Ford Motor Co., 6.625%, 2/15/2028	283,160
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	5,706,413
8,544,000	Ford Motor Co., 7.450%, 7/16/2031	10,701,360
240,000	Ford Motor Co., 7.500%, 8/01/2026	278,400
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	45,642,282
338,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	360,654
5,319,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,911,425
4,540,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	5,369,712
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,245,575

		127,491,027

	Banking – 11.2%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	29,148,266
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,503,070
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	40,452,804
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,717,212
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	10,581,419
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	11,451,948
5,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	5,219,034
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,813,883
17,249,000	Bank of America NA, 5.300%, 3/15/2017	17,958,451
10,227,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	10,333,801
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,223,663
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	36,016,918
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,287,678
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	381,509
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	10,055,049
51,425,000	Citigroup, Inc., 4.450%, 1/10/2017	53,905,896

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$6,473,000	Citigroup, Inc., 5.000%, 9/15/2014	$6,635,259
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	2,190,763
14,680,000	Citigroup, Inc., 5.500%, 2/15/2017	15,339,719
1,297,000	Citigroup, Inc., 5.850%, 12/11/2034	1,392,219
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,650,186
19,875,000	Citigroup, Inc., 6.125%, 5/15/2018	22,191,908
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	8,562,038
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	35,897,890
21,257,000	Citigroup, Inc., 6.375%, 8/12/2014	22,754,386
2,398,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	2,571,880
63,845,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	67,597,107
17,525,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/2017	18,036,502
14,145,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/08/2022	14,388,761
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,145,023
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	110,089,354
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,840,516
1,527,000	HBOS PLC, 6.000%, 11/01/2033, 144A	1,195,244
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	943,454
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	623,000
2,950,000	JPMorgan Chase & Co., EMTN, 1.176%, 5/30/2017, (GBP)(b)	4,031,077
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	1,242,097
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,764,812
100,000	Keybank NA, 6.950%, 2/01/2028	118,791
9,787,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,474,577
81,622,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	80,393,752
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	6,667,720
4,300,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	4,445,723

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	$97,344,248
9,780,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	5,015,385
3,132,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,638,184
11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	13,025,534
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	38,222,463
2,652,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,884,713
1,500,000	Morgan Stanley, 0.947%, 10/15/2015(b)	1,336,272
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,115,462
14,023,000	Morgan Stanley, 3.800%, 4/29/2016	13,585,511
110,093,000	Morgan Stanley, 5.500%, 7/24/2020	107,711,248
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	5,817,648
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	64,751,340
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	883,965
5,400,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	5,288,868
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	25,618,213
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	3,929,747
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	37,812,478
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,423,361
9,400,000	Morgan Stanley, Series F, MTN, 0.916%, 10/18/2016(b)	8,192,363
9,699,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	9,962,435
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,574,549
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,067,234
8,638,000	National City Corp., 6.875%, 5/15/2019	10,425,470
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	5,688,123
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	7,186,329
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	1,504,248
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	681,787

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	$15,630,776
1,000,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,146,606
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,661,814
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,211,283
30,886,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	29,516,577
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,649,668
17,861,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,330,960

		1,257,069,221

	Brokerage – 1.4%
59,450,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	59,961,151
44,990,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	44,408,594
11,813,000	Jefferies Group, Inc., 6.250%, 1/15/2036	10,631,700
7,465,000	Jefferies Group, Inc., 6.450%, 6/08/2027	7,091,750
1,693,000	Jefferies Group, Inc., 6.875%, 4/15/2021	1,702,493
35,030,000	Jefferies Group, Inc., 8.500%, 7/15/2019	38,007,550

		161,803,238

	Building Materials – 1.2%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,822,434
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,469,831
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,060,595
4,808,000	Masco Corp., 6.500%, 8/15/2032	4,621,733
28,539,000	Masco Corp., 7.125%, 3/15/2020	31,488,791
5,725,000	Masco Corp., 7.750%, 8/01/2029	5,998,266
24,394,000	Owens Corning, Inc., 6.500%, 12/01/2016	27,124,201
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	43,975,325
1,037,000	USG Corp., 6.300%, 11/15/2016	992,928

		139,554,104

	Chemicals – 0.5%
34,763,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	47,940,854

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$3,469,000	Cytec Industries, Inc., 6.000%, 10/01/2015	$3,809,812
1,700,000	Methanex Corp., 5.250%, 3/01/2022	1,763,767
2,349,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,489,799

		56,004,232

	Collateralized Mortgage Obligations – 0.0%
1,113,461	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.863%, 4/25/2035(b)	1,004,673
2,356,892	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.390%, 7/25/2047(b)	1,433,224
77,210	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.893%, 9/25/2036(b)	56,796

		2,494,693

	Commercial Mortgage-Backed Securities – 3.1%
2,477,877	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,666,872
33,167,701	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	36,839,962
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	12,921,912
62,292,812	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	66,701,337
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.772%, 9/15/2039(b)	36,690,010
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,197,671
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	66,787,497
23,544,272	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	26,090,632
15,789,051	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	17,647,596
15,928,923	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.815%, 6/15/2049(b)	17,486,835
21,524,263	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	24,082,874
3,131,798	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.869%, 6/15/2038(b)	3,574,496
1,311,441	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,427,947
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.790%, 8/12/2045, 144A(b)	10,163,019
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,354,692
3,621,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	4,075,342

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$6,222,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	$6,714,204

		348,422,898

	Construction Machinery – 0.3%
23,638,000	Case New Holland, Inc., 7.750%, 9/01/2013	25,115,375
6,787,000	Toro Co., 6.625%, 5/01/2037(c)	7,187,603
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	421,000

		32,723,978

	Consumer Cyclical Services – 0.0%
1,750,000	Western Union Co. (The), 6.200%, 11/17/2036	1,862,654
196,000	Western Union Co. (The), 6.200%, 6/21/2040	213,186

		2,075,840

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,234,228
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	14,209,740

		22,443,968

	Distributors – 0.1%
5,740,000	ONEOK, Inc., 6.000%, 6/15/2035	6,263,964

	Diversified Manufacturing – 1.2%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,698,989
2,814,000	Textron Financial Corp., 5.400%, 4/28/2013	2,890,535
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,252,202
18,800,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	24,057,848
78,795,000	Textron, Inc., 5.950%, 9/21/2021	89,296,798
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	19,013,979

		138,210,351

	Electric – 2.7%
35,959,293	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	40,422,560
46,556,000	Ameren Illinois Co., 6.250%, 4/01/2018	55,092,834
25,431,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	21,997,815
10,973,249	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,488,333

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$17,435,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	$19,604,960
13,722,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	15,513,352
876,000	Commonwealth Edison Co., 4.700%, 4/15/2015	958,140
12,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	9,705,560
3,300,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	2,870,733
1,000,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	1,103,002
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,055,815
979,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	1,040,128
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,529,912
37,810,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	29,683,043
7,800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	6,748,178
3,603,000	Exelon Corp., 4.900%, 6/15/2015	3,916,032
1,864,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,141,915
7,932,880	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	8,076,227
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	60,352,917
2,850,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	1,945,125
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)(d)	849,250
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)(d)	1,040,000

		301,135,831

	Entertainment – 0.0%
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,317,707

	Financial Other – 0.9%
62,090,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	62,284,342
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	35,838,386

		98,122,728

	Food & Beverage – 0.0%
2,450,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	4,496,547

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Guaranteed – 0.6%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	$10,677,094
13,005,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	13,220,725
11,311,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,896,342
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	28,484,441

		63,278,602

	Government Owned - No Guarantee – 1.3%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,138,500
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	43,861,594
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	57,043,950
26,030,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,730,898
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,984,967
22,478,000	Federal Home Loan Mortgage Corp., 1.625%, 4/15/2013	22,718,762
15,170,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,318,611
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,355,818

		151,153,100

	Government Sponsored – 0.6%
66,200,000	Federal Home Loan Bank, 1.875%, 6/21/2013	67,236,229

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	1,956,665
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(e)	1,483,697

		3,440,362

	Healthcare – 1.0%
20,100,000	Aristotle Holding, Inc., 4.750%, 11/15/2021, 144A	22,242,238
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	9,173,671
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,917,754
17,416,000	Express Scripts, Inc., 6.250%, 6/15/2014	19,042,515
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,893,766
9,278,000	HCA, Inc., 5.750%, 3/15/2014	9,707,107
802,000	HCA, Inc., 5.875%, 3/15/2022	838,090

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$1,908,000	HCA, Inc., 6.250%, 2/15/2013	$1,950,930
3,729,000	HCA, Inc., 6.375%, 1/15/2015	3,962,062
3,127,000	HCA, Inc., 6.500%, 2/15/2016	3,369,343
357,000	HCA, Inc., 6.750%, 7/15/2013	372,173
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,642,400
2,241,000	HCA, Inc., 7.190%, 11/15/2015	2,364,255
4,119,000	HCA, Inc., 7.500%, 12/15/2023	3,959,389
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,201,875
3,807,000	HCA, Inc., 7.690%, 6/15/2025	3,664,238
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,226,460
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,145,045
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	2,883,920
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,463,071
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,864,500

		117,884,802

	Home Construction – 0.1%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	2,036,090
2,546,000	Pulte Group, Inc., 5.200%, 2/15/2015	2,622,380
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	7,360,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,942,775

		14,961,245

	Independent Energy – 0.9%
11,930,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	13,858,294
1,065,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,054,350
805,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	792,925
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,737,187
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	68,251,979
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,402,900

		103,097,635

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Industrial Other – 0.0%
$4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$5,420,490

	Life Insurance – 1.0%
7,100,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	10,341,296
6,910,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,639,164
2,036,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	2,210,251
9,777,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	12,688,502
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	638,990
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	5,951,280
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,461,325
10,971,000	MetLife, Inc., 6.400%, 12/15/2066	10,754,608
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,218,786
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,607,015
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,169,961
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	17,873,891
4,732,000	Unum Group, 7.125%, 9/30/2016	5,457,747

		109,012,816

	Local Authorities – 2.4%
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,423,729
99,450,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	104,351,045
68,930,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	78,778,050
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	20,181,013
16,989	Province of Alberta, 5.930%, 9/16/2016, (CAD)	18,500
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	671,392
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	26,137,212
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	28,658,895

		265,219,836

	Lodging – 0.8%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	54,097,047

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Lodging – continued
$4,522,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	$5,027,831
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	111,239
23,518,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	27,954,600

		87,190,717

	Media Cable – 1.1%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,345,644
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,818,905
78,178,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	95,235,111

		119,399,660

	Media Non-Cable – 0.3%
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	4,350,000
7,536,000	News America, Inc., 6.150%, 3/01/2037	8,538,627
4,482,000	News America, Inc., 8.150%, 10/17/2036	5,559,760
5,000,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	4,762,500
10,870,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	10,652,600

		33,863,487

	Metals & Mining – 1.8%
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	15,493,924
26,000,000	Alcoa, Inc., 5.900%, 2/01/2027	25,723,516
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,307,382
28,838,000	Alcoa, Inc., 6.150%, 8/15/2020	30,357,503
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,150,818
430,000	ArcelorMittal, 5.500%, 3/01/2021	407,002
7,080,000	ArcelorMittal, 6.125%, 6/01/2018	7,178,745
3,890,000	ArcelorMittal, 6.250%, 2/25/2022	3,809,897
45,315,000	ArcelorMittal, 6.750%, 3/01/2041	42,296,613
19,365,000	ArcelorMittal, 7.000%, 10/15/2039	18,796,676
4,500,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	3,813,750
1,943,000	United States Steel Corp., 6.050%, 6/01/2017	1,889,567

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Metals & Mining – continued
$4,612,000		United States Steel Corp., 6.650%, 6/01/2037	$3,597,360
31,210,000		United States Steel Corp., 7.000%, 2/01/2018	30,819,875
3,655,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,239,632

			199,882,260

		Mortgage Related – 0.0%
75,463		FHLMC, 5.000%, 12/01/2031	81,356
12,037		FNMA, 6.000%, 7/01/2029	13,505

			94,861

		Non-Captive Consumer – 1.6%
62,425	(††)	SLM Corp., 6.000%, 12/15/2043	1,347,808
6,342,000		SLM Corp., MTN, 5.050%, 11/14/2014	6,531,968
347,000		SLM Corp., MTN, 5.125%, 8/27/2012	348,300
8,895,000		SLM Corp., MTN, 7.250%, 1/25/2022	9,406,463
641,000		SLM Corp., MTN, 8.000%, 3/25/2020	701,895
5,616,000		SLM Corp., Series A, MTN, 0.766%, 1/27/2014(b)	5,364,706
9,224,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	9,500,720
6,547,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	6,607,173
1,957,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	1,864,039
6,141,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	6,256,045
4,548,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	4,707,012
19,496,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	16,474,120
30,667,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	34,347,040
4,893,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,073,423
87,676,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	69,975,969

			177,506,681

		Non-Captive Diversified – 3.0%
1,634,000		Ally Financial, Inc., 6.750%, 12/01/2014	1,723,756
391,000		Ally Financial, Inc., 6.875%, 8/28/2012	393,444
3,075,000		Ally Financial, Inc., 7.500%, 12/31/2013	3,259,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$5,543,000	Ally Financial, Inc., 8.000%, 12/31/2018	$6,138,872
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,640,208
15,688,000	GATX Corp., 4.750%, 10/01/2012	15,818,508
3,500,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,841,123
7,570,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	7,886,060
3,100,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	3,295,248
1,874,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,982,816
969,000	General Electric Capital Corp., 5.625%, 5/01/2018	1,113,904
4,673,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	5,364,623
51,370,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	42,896,541
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,235,397
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	31,642,348
10,247,000	General Electric Capital Corp., Series A, MTN, 0.767%, 5/13/2024(b)	8,526,846
16,696,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,127,949
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	22,757,838
22,425,000	International Lease Finance Corp., 5.875%, 4/01/2019	22,446,730
38,780,000	International Lease Finance Corp., 6.250%, 5/15/2019	39,507,125
13,899,000	International Lease Finance Corp., 6.375%, 3/25/2013	14,194,354
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	66,611,947
548,000	International Lease Finance Corp., 8.625%, 9/15/2015	605,540
1,473,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,507,984
1,625,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,665,625
3,580,000	iStar Financial, Inc., 8.625%, 6/01/2013	3,580,000

		339,764,286

	Oil Field Services – 0.6%
5,965,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,845,184
22,583,000	Nabors Industries, Inc., 9.250%, 1/15/2019	29,319,915
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,172,793

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$587,000	Transocean Ltd., 7.375%, 4/15/2018	$689,871

		65,027,763

	Paper – 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,139,473
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	26,949,570
715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	876,908
2,672,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,404,518
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	836,598
545,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	727,956
1,336,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,883,479
6,161,000	International Paper Co., 5.250%, 4/01/2016	6,780,230
7,611,000	International Paper Co., 8.700%, 6/15/2038	10,741,694
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047	5,486,386
5,764,000	Westvaco Corp., 8.200%, 1/15/2030	6,842,808
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	27,414,005
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,715,685
18,254,000	Weyerhaeuser Co., 7.375%, 3/15/2032	20,388,458

		126,187,768

	Pharmaceuticals – 0.5%
56,052,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	59,804,065
489,000	Schering-Plough Corp., 5.300%, 12/01/2013	521,146

		60,325,211

	Pipelines – 3.4%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	770,751
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	593,436
1,571,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,668,996
9,257,000	Enterprise Products Operating LLC, 4.050%, 2/15/2022	9,816,734
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,211,764
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,741,898

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$14,675,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	$16,255,277
66,165,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	76,725,529
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	318,908
28,438,200	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	30,421,480
30,760,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	30,760,000
635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	606,425
4,950,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	5,308,875
13,790,000	NiSource Finance Corp., 6.125%, 3/01/2022	16,177,545
24,110,000	NiSource Finance Corp., 6.400%, 3/15/2018	28,162,843
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,911,382
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,330,217
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	56,404,030
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,739,841
2,085,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,424,006
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	18,816,103
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,722,308
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	22,896,882

		381,785,230

	Property & Casualty Insurance – 0.8%
3,083,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,576,493
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	9,245,910
30,054,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	35,156,688
944,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	509,760
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	14,232,954
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	8,053,305
13,521,000	Willis North America, Inc., 7.000%, 9/29/2019	15,668,797
2,212,000	XL Group PLC, 6.250%, 5/15/2027	2,430,878

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$1,463,000	XL Group PLC, 6.375%, 11/15/2024	$1,630,948

		90,505,733

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	42,701,964

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	12,034,653
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	219,225
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,394,820
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	191,000

		13,839,698

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,571,014

	Refining – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	7,699,530

	REITs - Apartments – 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	13,195,420
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,513,423
988,000	ERP Operating LP, 5.125%, 3/15/2016	1,089,195
1,762,000	ERP Operating LP, 5.375%, 8/01/2016	1,973,555
1,508,000	ERP Operating LP, 5.750%, 6/15/2017	1,739,873

		36,511,466

	REITs - Diversified – 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,577,383
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	22,185,406

		26,762,789

	REITs - Healthcare – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	6,380,300

	REITs - Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,337,619

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Office Property – continued
$11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	$13,000,702

		35,338,321

	REITs - Regional Malls – 0.2%
2,427,000	Simon Property Group LP, 5.250%, 12/01/2016	2,727,764
12,209,000	Simon Property Group LP, 5.750%, 12/01/2015	13,641,164
1,889,000	Simon Property Group LP, 5.875%, 3/01/2017	2,174,562
4,066,000	Simon Property Group LP, 6.100%, 5/01/2016	4,627,283

		23,170,773

	REITs - Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,309,120
1,918,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,114,288

		7,423,408

	REITs - Single Tenant – 0.3%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,552,819
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	30,077,579

		36,630,398

	REITs - Warehouse/Industrials – 0.6%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,220,977
11,179,000	ProLogis LP, 5.625%, 11/15/2016	12,287,677
10,889,000	ProLogis LP, 5.750%, 4/01/2016	11,891,289
9,698,000	ProLogis LP, 6.625%, 5/15/2018	11,185,916
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,860,567

		62,446,426

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,447,596

	Retailers – 0.5%
7,996,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,246,375
8,139,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	6,144,945
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	11,145
8,656,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	6,308,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$13,425,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	$15,860,845
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,507,807
2,691,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	3,182,213
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,522,801

		58,784,191

	Sovereigns – 1.2%
44,750,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	24,285,536
24,178,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	14,957,015
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	52,750,505
531,485,600	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	2,590,953
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	32,584,642
776,294,507	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	3,933,920

		131,102,571

	Supermarkets – 0.3%
4,130,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,025,225
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,908,066
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,847,325
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	6,103,125
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	675,510
10,863,000	Safeway, Inc., 6.350%, 8/15/2017	12,180,617

		30,739,868

	Supranational – 1.2%
11,745,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	5,871,915
192,350,850,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	19,285,259
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	10,518,516
329,210,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	32,971,823
410,030,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	40,053,503
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,547,669

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranational – continued
15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	$12,016,028

		132,264,713

	Technology – 2.9%
4,410,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	5,295,696
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,128,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,193,706
3,059,000	Avnet, Inc., 5.875%, 3/15/2014	3,238,759
6,097,000	Avnet, Inc., 6.000%, 9/01/2015	6,690,970
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,717,465
11,704,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	14,095,373
13,457,000	Corning, Inc., 6.750%, 9/15/2013	14,328,771
1,448,000	Corning, Inc., 6.850%, 3/01/2029	1,735,975
56,271,000	Corning, Inc., 7.000%, 5/15/2024	72,581,993
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,248,908
55,237,000	Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013	57,278,339
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,330,813
112,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	118,160
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	76,082,174
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,921,035
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	22,787,164
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,591,491
2,256,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,734,588
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,688,934
561,000	Xerox Corp., 6.350%, 5/15/2018	654,048
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,267,117

		326,709,479

	Textile – 0.0%
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,374,575

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Tobacco – 0.1%
$8,128,000		Reynolds American, Inc., 6.750%, 6/15/2017	$9,758,233
1,992,000		Reynolds American, Inc., 7.250%, 6/15/2037	2,407,246

			12,165,479

		Transportation Services – 0.7%
8,436,000		Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,860,132
2,824,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,241,593
51,504,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	62,084,930

			75,186,655

		Treasuries – 21.1%
93,805,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	92,606,293
360,010,000		Canadian Government, 2.000%, 9/01/2012, (CAD)	354,256,771
318,345,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	325,114,639
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	163,237,557
106,195,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	106,688,372
194,485,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	219,605,104
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	4,518,444
183,949,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	210,044,427
85,198,516		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	98,675,632
66,038,126		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	74,334,907
29,854,296		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	34,398,318
63,183,488		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	72,753,499
1,130,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,223,406
1,130,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,302,809
1,120,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,333,349
4,111,400	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	37,264,083
12,263,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	11,315,106
259,445,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	214,239,409
726,401,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	137,559,064

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
118,387,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	$21,897,610
994,369,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	174,229,583
13,956,446	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	11,338,922
4,599,829	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	4,042,274
1,415,381,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	7,152,162
6,000,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	4,864,076

		2,383,995,816

	Wireless – 0.7%
31,416,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	42,989,183
13,250,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	13,266,562
10,674,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	10,687,342
90,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	90,338
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,130,265
2,594,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,438,360
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	556,920
91,000	Sprint Nextel Corp., 6.000%, 12/01/2016	87,133
1,619,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,810,999

		77,057,102

	Wirelines – 4.5%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	514,561
1,874,000	BellSouth Corp., 6.000%, 11/15/2034	2,082,080
2,936,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,998,070
6,665,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	8,090,890
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	64,557,335
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,904,990
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,615,145
121,506,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	143,465,779
24,103,000	Embarq Corp., 7.995%, 6/01/2036	25,177,873

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,440,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	$1,497,600
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	216,000
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,711,974
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	7,580,386
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	19,448,704
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	236,370
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	326,537
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,804,699
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,656,153
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,518,279
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,415,935
333,000	Qwest Corp., 6.500%, 6/01/2017	374,131
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,407,600
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,714,680
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,960,646
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,545,055
1,566,000	Qwest Corp., 7.500%, 6/15/2023	1,574,613
40,846,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	31,349,305
16,640,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	13,062,400
300,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	258,415
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	849,023
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	12,567,876
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	2,115,423
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,188,979
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	2,384,738
8,800,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	11,869,776
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	15,235,079

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	$59,983,307
3,598,000	Verizon Communications, Inc., 6.100%, 4/15/2018	4,383,433
2,358,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	2,440,419
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,234,297
5,260,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,746,587

		508,065,142

	Total Non-Convertible Bonds (Identified Cost $8,919,094,578)	9,930,321,811

Convertible Bonds – 3.6%

	Automotive – 0.4%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	48,409,530

	Independent Energy – 0.2%
19,000,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	16,268,750
9,425,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	8,612,094

		24,880,844

	Life Insurance – 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	65,623,500

	Media Non-Cable – 0.0%
395,898	Liberty Media LLC, 3.500%, 1/15/2031	173,205

	REITs - Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	30,060,701

	Technology – 2.1%
35,120,000	Intel Corp., 2.950%, 12/15/2035	39,729,500
137,016,000	Intel Corp., 3.250%, 8/01/2039	184,457,790
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	11,356,669
880,000	Micron Technology, Inc., 1.875%, 6/01/2014	862,400

		236,406,359

	Wirelines – 0.0%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,496,570

	Total Convertible Bonds (Identified Cost $346,060,875)	409,050,709

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.5%

	California – 0.0%
$1,275,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	$1,044,837
470,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	437,622

		1,482,459

	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	17,413,123

	Illinois – 0.2%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	542,153
24,640,000	State of Illinois, 5.100%, 6/01/2033	23,289,728

		23,831,881

	Michigan – 0.0%
2,465,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	1,826,491

	Ohio – 0.0%
6,430,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	4,921,779

	Virginia – 0.1%
14,240,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	9,103,774

	Total Municipals (Identified Cost $57,937,440)	58,579,507

	Total Bonds and Notes (Identified Cost $9,323,092,893)	10,397,952,027

Senior Loans – 0.9%

	Non-Captive Diversified – 0.5%
55,685,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b)	55,754,607

	Aerospace & Defense – 0.4%
15,480,000	AWAS Finance Luxembourg S.A.R.L., Term Loan B 5.250%, 6/10/2016(b)	15,441,300
28,050,000	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 7/16/2018(f)	27,892,359

		43,333,659

	Total Senior Loans (Identified Cost $98,412,230)	99,088,266

Shares
Common Stocks – 2.0%

	Electronic Equipment, Instruments & Components – 2.0%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	226,921,500

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.9%
$897,147	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $897,147 on 7/02/2012 collateralized by $890,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $915,802 including accrued interest(g)	$897,147
437,130,177	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $437,130,177 on 7/02/2012 collateralized by $21,830,000 Federal Home Loan Bank, 0.370% due 5/01/2013 valued at $21,857,288; $115,035,000 Federal Home Loan Bank, 0.200% due 3/01/2013 valued at $115,178,794; $179,135,000 Federal Home Loan Bank, 0.190% due 3/25/2013 valued at 179,135,000; $125,000,000 Federal Home Loan Bank, 1.625% due 3/20/2013 valued at $126,724,875; $2,985,000 U.S. Treasury Bill due 6/27/2013 valued at $2,979,030 including accrued interest(g)	437,130,177

	Total Short-Term Investments (Identified Cost $438,027,324)	438,027,324

	Total Investments – 99.0% (Identified Cost $10,086,187,037)(a)	11,161,989,117
	Other assets less liabilities – 1.0%	113,201,661

	Net Assets – 100.0%	$11,275,190,778

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $10,129,023,349 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,134,134,442
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(101,168,674)

Net unrealized appreciation	$1,032,965,768

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.

(c)	Illiquid security. At June 30, 2012, the value of these securities amounted to $131,886,020 or 1.2% of net assets.

(d)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of these securities amounted to $1,889,250 or less than 0.1% of net assets.

(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(f)	Position is unsettled. Contract rate was not determined at June 30, 2012 and does not take effect until settlement date.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $1,657,794,734 or 14.7% of net assets.

ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$69,429,775	$5,483,153	$74,912,928
Banking	—	1,221,171,331	35,897,890	1,257,069,221
Electric	—	299,246,581	1,889,250	301,135,831
Non-Captive Consumer	1,347,808	176,158,873	—	177,506,681

Restaurants	—	—	10,447,596	10,447,596
All Other Non-Convertible Bonds*	—	8,109,249,554	—	8,109,249,554

Total Non-Convertible Bonds	1,347,808	9,875,256,114	53,717,889	9,930,321,811

Convertible Bonds*	—	409,050,709	—	409,050,709
Municipals*	—	58,579,507	—	58,579,507

Total Bonds and Notes	1,347,808	10,342,886,330	53,717,889	10,397,952,027

Common Stocks*	226,921,500	—	—	226,921,500
Senior Loans*	—	99,088,266	—	99,088,266
Short-Term Investments	—	438,027,324	—	438,027,324

Total	$228,269,308	$10,880,001,920	$53,717,889	$11,161,989,117

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,230,461	$—	$—	$252,692	$—	$—	$—	$—	$5,483,153	$252,692
Banking	—	—	—	555,965	35,341,925	—	—	—	35,897,890	555,965
Electric	—	—	—	(994,781)	—	—	2,884,031	—	1,889,250	(994,781)
Restaurants	—	16,762	—	(569,450)	—	—	11,000,284	—	10,447,596	(569,450)
Treasuries	538,615	14,570	(671,562)	421,513	—	(303,136)	—	—	—	—

Total	$5,769,076	$31,332	$(671,562)	$(334,061)	$35,341,925	$(303,136)	$13,884,315	$—	$53,717,889	$(755,574)

A debt security valued at $11,000,284 was transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

Debt securities valued at $2,884,031 were transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, these securities was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	21.1%
Banking	11.2
Technology	5.0
Wirelines	4.5
Non-Captive Diversified	3.5
Pipelines	3.4
Commercial Mortgage-Backed Securities	3.1
Electric	2.7
Airlines	2.5
Local Authorities	2.4
Electronic Equipment, Instruments & Components	2.0
Other Investments, less than 2% each	33.7

Short-Term Investments	3.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	68.1%
Canadian Dollar	14.5
New Zealand Dollar	4.0
Euro	3.5
Australian Dollar	3.4
Norwegian Krone	2.9
Other, less than 2% each	2.6

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 99.7% of Net Assets

	ABS Car Loan – 0.9%
$1,380,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$1,405,022
214,461	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.692%, 8/15/2018, 144A(b)	214,721
1,805,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	1,808,014
2,000,000	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	2,007,319

		5,435,076

	ABS Credit Card – 0.6%
985,000	American Express Credit Account Master, Series 2004-2, Class A, 0.412%, 12/15/2016(b)	986,620
2,100,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	2,270,230

		3,256,850

	ABS Home Equity – 0.1%
481,790	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	458,596
341,641	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028(b)	326,389

		784,985

	ABS Student Loan – 0.9%
5,091,110	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.844%, 9/20/2022(b)	5,091,110

	Collateralized Mortgage Obligations – 15.6%
288,156	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 0.980%, 5/15/2023(b)	292,306
187,490	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.090%, 8/15/2023(b)	190,329
1,417,328	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.642%, 11/15/2032(b)	1,418,848
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,234,105
42,022	Federal Home Loan Mortgage Corp., REMIC, Series 2901, Class UA, 5.000%, 1/15/2030	42,077
6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	6,770,609
6,206,556	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.133%, 6/15/2048(b)(e)	6,408,341
7,466,191	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 5.052%, 12/15/2036(b)(e)	7,652,855
211,302	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.030%, 9/25/2022(b)	214,777
181,641	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.260%, 4/25/2024(b)	184,253
9,238,806	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.811%, 8/25/2038(b)	9,342,165
150,887	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 0.970%, 4/25/2023(b)	153,401

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,681,938	FHLMC, 2.791%, 12/01/2034(b)	$1,799,084
2,528,569	FHLMC, 4.303%, 3/01/2038(b)	2,710,615
3,272,992	FHLMC, 5.314%, 11/01/2038(b)	3,537,610
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,813,174
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,798,379
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,726,208
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	726,643
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,674,450
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,068,018
7,045,128	FNMA, 3.375%, 7/01/2037(b)	7,498,098
2,154,174	FNMA, 3.656%, 9/01/2036(b)	2,268,500
1,075,141	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.599%, 12/07/2020(b)	1,078,990
1,280,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,364,800
1,851,455	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.696%, 10/07/2020(b)	1,855,214
6,468,260	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.806%, 12/08/2020(b)	6,495,556

		92,319,405

	Commercial Mortgage-Backed Securities – 14.8%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.634%, 4/10/2049(b)	2,037,687
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	427,735
1,445,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,555,215
360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	409,617
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.700%, 12/10/2049(b)	1,731,846
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.073%, 12/10/2049(b)	1,715,084
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,554,853
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,826,668
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,652,096
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.201%, 2/15/2041(b)	3,300,633
1,140,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,247,846

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.874%, 7/10/2038(b)	$1,709,742
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,619,206
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,546,645
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,295,047
6,075,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.790%, 8/10/2045(b)	6,742,120
295,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	329,237
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,142,995
5,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,594,355
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,232,530
4,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	4,584,948
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,269,703
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,840,527
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,489,685
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.880%, 6/11/2049(b)	1,699,352
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,889,151
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,073,629

		87,518,152

	Government Guaranteed – 0.4%
2,340,000	US Central Federal Credit Union, (FDIC insured), 1.900%, 10/19/2012	2,351,791

	Government Owned - No Guarantee – 4.5%
17,970,000	Federal National Mortgage Association, 3.625%, 2/12/2013	18,336,732
8,265,000	Federal National Mortgage Association, 4.750%, 11/19/2012	8,409,571

		26,746,303

	Hybrid ARMs – 24.5%
3,119,729	FHLMC, 2.366%, 4/01/2036(b)	3,306,754
3,982,882	FHLMC, 2.370%, 3/01/2036(b)	4,224,302
5,351,348	FHLMC, 2.374%, 7/01/2033(b)	5,551,220
1,293,181	FHLMC, 2.375%, 2/01/2035(b)	1,372,626

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$7,923,805	FHLMC, 2.392%, 2/01/2036(b)	$8,399,342
2,690,524	FHLMC, 2.398%, 4/01/2035(b)	2,866,469
3,651,449	FHLMC, 2.420%, 2/01/2036(b)	3,874,448
7,861,491	FHLMC, 2.506%, 5/01/2037(b)	8,361,137
5,176,905	FHLMC, 2.525%, 9/01/2035(b)	5,493,988
4,534,160	FHLMC, 2.999%, 4/01/2037(b)	4,869,254
4,576,620	FHLMC, 3.005%, 11/01/2036(b)	4,871,747
1,447,350	FHLMC, 3.016%, 4/01/2037(b)	1,547,028
2,542,727	FHLMC, 4.323%, 11/01/2038(b)	2,710,102
842,496	FHLMC, 5.247%, 12/01/2037(b)	910,022
1,225,942	FHLMC, 5.665%, 9/01/2038(b)	1,317,244
2,678,306	FHLMC, 5.710%, 6/01/2037(b)	2,857,971
431,023	FNMA, 2.256%, 2/01/2037(b)	455,455
1,521,331	FNMA, 2.272%, 9/01/2034(b)	1,610,465
4,109,962	FNMA, 2.277%, 7/01/2035(b)	4,366,914
890,325	FNMA, 2.310%, 12/01/2034(b)	941,773
2,443,009	FNMA, 2.310%, 1/01/2036(b)	2,594,195
913,211	FNMA, 2.319%, 4/01/2033(b)	969,835
3,326,767	FNMA, 2.331%, 4/01/2034(b)	3,531,767
3,672,253	FNMA, 2.343%, 6/01/2036(b)	3,877,203
5,202,627	FNMA, 2.347%, 8/01/2035(b)	5,421,118
12,585,259	FNMA, 2.371%, 10/01/2034(b)	13,316,460
4,861,593	FNMA, 2.429%, 10/01/2033(b)	5,140,030
2,084,633	FNMA, 2.430%, 8/01/2034(b)	2,209,965
3,179,780	FNMA, 2.524%, 6/01/2033(b)	3,335,737
872,922	FNMA, 2.568%, 8/01/2033(b)	923,736
2,344,064	FNMA, 2.667%, 5/01/2035(b)	2,503,677
866,933	FNMA, 2.780%, 8/01/2036(b)	926,002

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$3,581,413	FNMA, 2.825%, 4/01/2037(b)	$3,835,629
2,238,197	FNMA, 2.898%, 2/01/2047(b)	2,393,566
4,967,951	FNMA, 3.420%, 6/01/2035(b)	5,269,787
6,101,317	FNMA, 5.032%, 6/01/2037(b)	6,448,349
11,807,575	FNMA, 5.771%, 9/01/2037(b)	12,762,309

		145,367,626

	Mortgage Related – 22.0%
12,527,654	FHLMC, 2.427%, 3/01/2037(b)	13,219,762
1,451,224	FHLMC, 4.000%, 12/01/2024	1,534,536
3,945,838	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	4,197,828
1,240,739	FHLMC, 5.500%, 10/01/2023	1,353,891
78,279	FHLMC, 6.000%, 11/01/2019	86,005
2,964,906	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	3,329,461
92,657	FHLMC, 7.000%, 2/01/2016	98,958
3,309	FHLMC, 7.500%, with various maturities from 2012 to 2026(c)	3,618
5,137	FHLMC, 8.000%, 9/01/2015	5,543
3,035	FHLMC, 10.000%, 7/01/2019	3,608
72,954	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	86,482
9,035,672	FNMA, 2.428%, 4/01/2037(b)	9,586,388
7,395,543	FNMA, 2.501%, 7/01/2035(b)	7,857,455
21,697,931	FNMA, 3.000%, with various maturities from 2026 to 2027(c)	22,762,901
2,927,240	FNMA, 4.000%, with various maturities in 2019(c)	3,138,639
5,335,192	FNMA, 4.500%, 1/01/2025	5,722,338
9,134,655	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	9,940,039
2,159,249	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	2,371,886
7,316,791	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	8,045,518
2,090,064	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	2,369,423
35,320	FNMA, 7.000%, 12/01/2022	38,971
246,161	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	296,977

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$22,044	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	$23,779
6,128,742	GNMA, 2.068%, 2/20/2061(b)	6,389,214
4,829,531	GNMA, 4.479%, 2/20/2062	5,314,179
2,609,340	GNMA, 4.528%, 3/20/2062	2,909,876
2,538,396	GNMA, 4.560%, 3/20/2062	2,830,078
1,542,460	GNMA, 4.616%, 8/20/2061	1,717,751
8,715,570	GNMA, 4.659%, 2/20/2062	9,755,834
4,465,000	GNMA, 4.700%, 5/01/2062	5,008,474
50,313	GNMA, 6.000%, 12/15/2031	57,377
187,522	GNMA, 6.500%, 5/15/2031	218,336
204,924	GNMA, 7.000%, 10/15/2028	245,383
628	GNMA, 12.500%, 6/15/2014	632

		130,521,140

	Treasuries – 15.4%
15,060,000	U.S. Treasury Note, 0.625%, 7/15/2014	15,145,887
16,040,000	U.S. Treasury Note, 0.875%, 4/30/2017	16,161,551
14,135,000	U.S. Treasury Note, 1.375%, 9/15/2012	14,170,889
45,445,000	U.S. Treasury Note, 1.750%, 4/15/2013	45,989,977

		91,468,304

	Total Bonds and Notes (Identified Cost $578,017,147)	590,860,742

Short-Term Investments – 1.1%
6,248,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $6,248,498 on 7/02/2012 collateralized by $6,370,000 Federal Home Loan Bank, 0.170% due 2/13/2013 valued at $6,376,886 including accrued interest(d) (Identified Cost $6,248,498)	6,248,498

	Total Investments – 100.8% (Identified Cost $584,265,645)(a)	597,109,240
	Other assets less liabilities – (0.8)%	(4,531,421)

	Net Assets – 100.0%	$592,577,819

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $586,159,998 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,352,663
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,403,421)

Net unrealized appreciation	$10,949,242

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $2,022,735 or 0.3% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$3,627,062	$1,808,014	**	$5,435,076
Mortgage Related	—	125,512,666	5,008,474	**	130,521,140
All Other Bonds and Notes*	—	454,904,526	—		454,904,526

Total Bonds and Notes	—	584,044,254	6,816,488		590,860,742

Short-Term Investments	—	6,248,498	—		6,248,498

Total	$—	$590,292,752	$6,816,488		$597,109,240

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Valued using broker-dealer bid quotations.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid quotations may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid quotations for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid quotations may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
ABS Car Loan	$—	$—	$—	$3,164	$1,804,850	$—	$—	$—	$1,808,014	$3,164
Mortgage Related	—	—	—	(5,893)	5,014,367	—	—	—	5,008,474	(5,893)

Total	$—	$—	$—	$(2,729)	$6,819,217	$—	$—	$—	$6,816,488	$(2,729)

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Hybrid ARMs	24.5%
Mortgage Related	22.0
Collateralized Mortgage Obligations	15.6
Treasuries	15.4
Commercial Mortgage-Backed Securities	14.8
Government Owned—No Guarantee	4.5
Other Investments, less than 2% each	2.9
Short-Term Investments	1.1

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 95.3% of Net Assets

	Aerospace & Defense – 2.7%
20,337	TransDigm Group, Inc.(b)	$2,731,259

	Beverages – 2.3%
33,595	Monster Beverage Corp.(b)	2,391,964

	Biotechnology – 10.6%
37,290	Alexion Pharmaceuticals, Inc.(b)	3,702,897
82,415	ARIAD Pharmaceuticals, Inc.(b)	1,418,362
44,157	Incyte Corp. Ltd.(b)	1,002,364
19,750	Medivation, Inc.(b)	1,805,150
11,548	Onyx Pharmaceuticals, Inc.(b)	767,365
9,748	Regeneron Pharmaceuticals, Inc.(b)	1,113,416
20,040	Vertex Pharmaceuticals, Inc.(b)	1,120,637

		10,930,191

	Capital Markets – 2.7%
14,922	Affiliated Managers Group, Inc.(b)	1,633,213
18,508	T. Rowe Price Group, Inc.	1,165,264

		2,798,477

	Chemicals – 3.0%
30,384	Eastman Chemical Co.	1,530,442
30,088	FMC Corp.	1,609,106

		3,139,548

	Energy Equipment & Services – 1.6%
34,371	Oceaneering International, Inc.	1,644,996

	Food & Staples Retailing – 2.8%
29,878	Whole Foods Market, Inc.	2,847,971

	Food Products – 3.2%
37,907	McCormick & Co., Inc.	2,299,060
11,893	Mead Johnson Nutrition Co.	957,505

		3,256,565

	Health Care Equipment & Supplies – 3.0%
10,126	Edwards Lifesciences Corp.(b)	1,046,016
3,757	Intuitive Surgical, Inc.(b)	2,080,589

		3,126,605

	Health Care Technology – 5.8%
21,878	athenahealth, Inc.(b)	1,732,081
20,285	Cerner Corp.(b)	1,676,758
25,897	SXC Health Solutions Corp.(b)	2,569,242

		5,978,081

	Hotels, Restaurants & Leisure – 4.4%
3,865	Chipotle Mexican Grill, Inc.(b)	1,468,507
45,433	Dunkin’ Brands Group, Inc.	1,560,169

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
10,437	Panera Bread Co., Class A(b)	$1,455,335

		4,484,011

	Internet Software & Services – 4.6%
12,075	Equinix, Inc.(b)	2,120,974
24,424	LinkedIn Corp., Class A(b)	2,595,538

		4,716,512

	IT Services – 2.0%
28,867	Teradata Corp.(b)	2,078,713

	Life Sciences Tools & Services – 1.9%
12,330	Mettler-Toledo International, Inc.(b)	1,921,630

	Machinery – 1.5%
33,304	Timken Co. (The)	1,524,990

	Multiline Retail – 2.8%
53,298	Dollar Tree, Inc.(b)	2,867,432

	Oil, Gas & Consumable Fuels – 3.5%
33,944	Approach Resources, Inc.(b)	866,930
30,187	Cabot Oil & Gas Corp.	1,189,368
18,106	Concho Resources, Inc.(b)	1,541,182

		3,597,480

	Pharmaceuticals – 2.8%
17,606	Perrigo Co.	2,076,276
27,062	Vivus, Inc.(b)	772,349

		2,848,625

	Professional Services – 2.6%
53,468	Verisk Analytics, Inc., Class A(b)	2,633,834

	REITs - Apartments – 1.5%
10,342	Essex Property Trust, Inc.	1,591,841

	Road & Rail – 2.2%
33,240	Kansas City Southern	2,312,174

	Semiconductors & Semiconductor Equipment – 4.2%
15,484	Mellanox Technologies Ltd.(b)	1,096,887
72,564	NXP Semiconductors NV(b)	1,687,113
57,619	Skyworks Solutions, Inc.(b)	1,577,032

		4,361,032

	Software – 5.8%
47,912	Fortinet, Inc.(b)	1,112,517
22,439	NetSuite, Inc.(b)	1,228,984
44,445	SolarWinds, Inc.(b)	1,936,024
33,766	Sourcefire, Inc.(b)	1,735,572

		6,013,097

	Specialty Retail – 10.4%
3,935	AutoZone, Inc.(b)	1,444,814
34,395	PetSmart, Inc.	2,345,051

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – continued
36,640	Ross Stores, Inc.	$2,288,901
24,833	Tractor Supply Co.	2,062,629
26,894	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,511,362

		10,652,757

	Textiles, Apparel & Luxury Goods – 4.1%
18,023	Lululemon Athletica, Inc.(b)	1,074,712
36,012	Michael Kors Holdings Ltd.(b)	1,506,742
17,207	Under Armour, Inc., Class A(b)	1,625,717

		4,207,171

	Trading Companies & Distributors – 1.6%
47,672	United Rentals, Inc.(b)	1,622,755

	Wireless Telecommunication Services – 1.7%
30,145	SBA Communications Corp., Class A(b)	1,719,772

	Total Common Stocks (Identified Cost $84,994,809)	97,999,483

Purchased Options – 0.1%

	Options on Securities – 0.1%
62,600	iShares Nasdaq Biotechnology Index Fund Put, expiring September 22, 2012 at 115(c) (Identified Cost $286,880)	97,030

Principal Amount
Short-Term Investments – 5.4%
$5,545,442	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $5,545,442 on 7/02/2012 collateralized by $5,660,000 Federal Home Loan Bank Discount Note, due 8/29/2012 valued at $5,657,170, including accrued interest(d) (Identified Cost $5,545,442)	5,545,442

	Total Investments – 100.8% (Identified Cost $90,827,131)(a)	103,641,955
	Other assets less liabilities – (0.8)%	(818,189)

	Net Assets – 100.0%	$102,823,766

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $90,827,131 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,090,037
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,275,213)

Net unrealized appreciation	$12,814,824

At September 30, 2011, the Fund had a short-term capital loss carryforward of $44,592,514 of which $26,022,721 expires on September 30, 2017 and $18,569,793 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended June 30, 2012, the Fund was not party to any over-the-counter options.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$97,999,483	$—	$—	$97,999,483
Purchased Options	97,030	—	—	97,030
Short-Term Investments	—	5,545,442	—	5,545,442

Total	$98,096,513	$5,545,442	$—	$103,641,955

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of option contracts used for hedging purposes. The Fund may also use purchased call options to gain exposure to an equity security without committing the capital required to buy it, while also limiting the downside risk associated with owning it. During the period ended June 30, 2012, the Fund engaged in purchased put and written call options for hedging purposes, written put options to offset the cost of options used for hedging purposes and in purchased call options to gain exposure to equity securities.

The following is a summary of derivative instruments for the Fund as of June 30, 2012:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$97,030

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Biotechnology	10.6%
Specialty Retail	10.4
Software	5.8
Health Care Technology	5.8
Internet Software & Services	4.6
Hotels, Restaurants & Leisure	4.4
Semiconductors & Semiconductor Equipment	4.2
Textiles, Apparel & Luxury Goods	4.1
Oil, Gas & Consumable Fuels	3.5
Food Products	3.2
Chemicals	3.0
Health Care Equipment & Supplies	3.0
Multiline Retail	2.8
Pharmaceuticals	2.8
Food & Staples Retailing	2.8
Capital Markets	2.7
Aerospace & Defense	2.7
Professional Services	2.6
Beverages	2.3
Road & Rail	2.2
IT Services	2.0
Other Investments, less than 2% each	9.9
Short-Term Investments	5.4

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 94.2% of Net Assets

	Aerospace & Defense – 2.2%
304,186	Hexcel Corp.(b)	$7,844,957
125,541	Triumph Group, Inc.	7,064,192

		14,909,149

	Air Freight & Logistics – 0.8%
144,553	HUB Group, Inc., Class A(b)	5,232,819

	Auto Components – 0.8%
463,302	Amerigon, Inc.(b)	5,323,340

	Biotechnology – 5.9%
243,253	Aegerion Pharmaceuticals, Inc.(b)	3,609,875
420,034	Alkermes PLC(b)	7,127,977
168,737	Cepheid, Inc.(b)	7,550,981
164,442	Cubist Pharmaceuticals, Inc.(b)	6,233,996
473,863	Exact Sciences Corp.(b)	5,079,811
101,569	Genomic Health, Inc.(b)	3,392,405
555,951	Neurocrine Biosciences, Inc.(b)	4,397,572
137,101	Seattle Genetics, Inc.(b)	3,480,994

		40,873,611

	Building Products – 0.7%
412,503	NCI Building Systems, Inc.(b)	4,467,407

	Capital Markets – 2.9%
270,085	Evercore Partners, Inc., Class A	6,317,288
359,147	Financial Engines, Inc.(b)	7,703,703
196,015	Stifel Financial Corp.(b)	6,056,864

		20,077,855

	Chemicals – 0.9%
644,661	Flotek Industries, Inc.(b)	6,021,134

	Commercial Banks – 4.1%
688,374	Boston Private Financial Holdings, Inc.	6,147,180
118,502	Signature Bank(b)	7,225,067
112,760	SVB Financial Group(b)	6,621,267
197,477	Texas Capital Bancshares, Inc.(b)	7,976,096

		27,969,610

	Communications Equipment – 1.5%
457,501	Ciena Corp.(b)	7,489,291
103,352	Procera Networks, Inc.(b)	2,512,487

		10,001,778

	Construction & Engineering – 0.6%
288,739	MasTec, Inc.(b)	4,342,635

	Distributors – 0.8%
138,934	Pool Corp.	5,621,270

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Consumer Services – 1.1%
372,274	Grand Canyon Education, Inc.(b)	$7,795,417

	Diversified Financial Services – 0.5%
141,345	MarketAxess Holdings, Inc.	3,765,431

	Electrical Equipment – 0.6%
188,634	Thermon Group Holdings, Inc.(b)	3,906,610

	Electronic Equipment, Instruments & Components – 2.0%
71,515	FARO Technologies, Inc.(b)	3,009,351
128,943	IPG Photonics Corp.(b)	5,620,626
168,877	Measurement Specialties, Inc.(b)	5,490,191

		14,120,168

	Energy Equipment & Services – 3.2%
96,875	Dril-Quip, Inc.(b)	6,354,031
245,401	Forum Energy Technologies, Inc.(b)	4,831,946
107,241	Lufkin Industries, Inc.	5,825,331
101,582	Oceaneering International, Inc.	4,861,715

		21,873,023

	Food & Staples Retailing – 1.0%
128,191	Fresh Market, Inc. (The)(b)	6,874,883

	Health Care Equipment & Supplies – 9.1%
243,790	Abaxis, Inc.(b)	9,020,230
194,060	ABIOMED, Inc.(b)	4,428,449
242,930	Align Technology, Inc.(b)	8,128,438
228,352	Conceptus, Inc.(b)	4,525,937
154,475	Cyberonics, Inc.(b)	6,942,106
305,119	Endologix, Inc.(b)	4,711,037
283,592	Insulet Corp.(b)	6,060,361
299,854	NxStage Medical, Inc.(b)	5,025,553
340,703	Tornier NV(b)	7,638,561
227,861	Volcano Corp.(b)	6,528,218

		63,008,890

	Health Care Providers & Services – 3.1%
71,066	Catalyst Health Solutions, Inc.(b)	6,640,407
321,714	Hanger Orthopedic Group, Inc.(b)	8,248,747
282,835	Team Health Holdings, Inc.(b)	6,813,495

		21,702,649

	Hotels, Restaurants & Leisure – 6.2%
333,927	Bravo Brio Restaurant Group, Inc.(b)	5,953,918
182,600	Life Time Fitness, Inc.(b)	8,492,726
32,179	Panera Bread Co., Class A(b)	4,487,040
72,493	Peet’s Coffee & Tea, Inc.(b)	4,352,480
497,410	Shuffle Master, Inc.(b)	6,864,258
404,143	Texas Roadhouse, Inc.	7,448,355
109,136	Vail Resorts, Inc.	5,465,531

		43,064,308

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 0.7%
159,556	Amtrust Financial Services, Inc.	$4,740,409

	Internet Software & Services – 6.0%
378,637	Angie’s List, Inc.(b)	5,997,610
245,462	Brightcove, Inc.(b)	3,743,295
214,823	Cornerstone OnDemand, Inc.(b)	5,114,936
109,863	CoStar Group, Inc.(b)	8,920,876
398,974	DealerTrack Holdings, Inc.(b)	12,013,107
105,495	Liquidity Services, Inc.(b)	5,400,289

		41,190,113

	IT Services – 2.3%
116,973	Heartland Payment Systems, Inc.	3,518,548
375,499	InterXion Holding NV(b)	6,800,287
381,790	ServiceSource International, Inc.(b)	5,287,791

		15,606,626

	Life Sciences Tools & Services – 1.0%
288,164	Luminex Corp.(b)	7,057,136

	Machinery – 4.4%
137,013	Chart Industries, Inc.(b)	9,421,014
47,247	Middleby Corp. (The)(b)	4,706,273
186,253	RBC Bearings, Inc.(b)	8,809,767
182,428	Robbins & Myers, Inc.	7,629,139

		30,566,193

	Oil, Gas & Consumable Fuels – 3.8%
191,207	Approach Resources, Inc.(b)	4,883,427
573,801	Halcon Resources Corp.(b)	5,416,681
28,170	Midstates Petroleum Co., Inc.(b)	273,531
200,056	Oasis Petroleum, Inc.(b)	4,837,354
134,681	Rosetta Resources, Inc.(b)	4,934,712
158,629	World Fuel Services Corp.	6,032,661

		26,378,366

	Pharmaceuticals – 2.9%
160,852	Medicis Pharmaceutical Corp., Class A	5,493,096
280,302	Optimer Pharmaceuticals, Inc.(b)	4,350,287
107,349	Questcor Pharmaceuticals, Inc.(b)	5,715,261
159,451	Vivus, Inc.(b)	4,550,731

		20,109,375

	Professional Services – 3.2%
165,053	Advisory Board Co. (The)(b)	8,184,978
204,570	Corporate Executive Board Co. (The)	8,362,822
181,596	Huron Consulting Group, Inc.(b)	5,747,513

		22,295,313

	Road & Rail – 0.9%
115,595	Genesee & Wyoming, Inc., Class A(b)	6,108,040

	Semiconductors & Semiconductor Equipment – 5.5%
208,155	Cavium, Inc.(b)	5,828,340
145,776	Cymer, Inc.(b)	8,593,495

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
156,262	EZchip Semiconductor Ltd.(b)	$6,256,730
122,106	Hittite Microwave Corp.(b)	6,242,059
168,794	Silicon Laboratories, Inc.(b)	6,397,293
196,773	Volterra Semiconductor Corp.(b)	4,614,327

		37,932,244

	Software – 8.8%
311,915	Allot Communications Ltd.(b)	8,689,952
184,900	Ariba, Inc.(b)	8,276,124
122,112	CommVault Systems, Inc.(b)	6,053,092
166,769	Ellie Mae, Inc.(b)	3,001,842
223,399	Guidewire Software, Inc.(b)	6,281,980
155,109	Imperva, Inc.(b)	4,470,241
257,195	QLIK Technologies, Inc.(b)	5,689,153
159,792	Sourcefire, Inc.(b)	8,213,309
114,321	Ultimate Software Group, Inc.(The)(b)	10,188,288

		60,863,981

	Specialty Retail – 4.7%
313,759	Asbury Automotive Group, Inc.(b)	7,432,951
180,805	Francesca’s Holdings Corp.(b)	4,883,543
101,661	Hibbett Sports, Inc.(b)	5,866,856
200,561	Lumber Liquidators Holdings, Inc.(b)	6,776,956
131,522	Vitamin Shoppe, Inc.(b)	7,224,504

		32,184,810

	Textiles, Apparel & Luxury Goods – 1.1%
165,846	Oxford Industries, Inc.	7,413,316

	Trading Companies & Distributors – 0.9%
194,751	Titan Machinery, Inc.(b)	5,914,588

	Total Common Stocks (Identified Cost $592,992,503)	649,312,497

Principal Amount
Short-Term Investments – 5.2%
$35,966,350	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $35,966,350 on 7/02/2012 collateralized by $36,705,000 Federal Home Loan Bank Discount Note, due 8/29/2012 valued at $36,686,648 including accrued interest(c) (Identified Cost $35,966,350)	35,966,350

	Total Investments – 99.4% (Identified Cost $628,958,853)(a)	685,278,847
	Other assets less liabilities – 0.6%	4,365,212

	Net Assets – 100.0%	$689,644,059

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $628,958,853 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$74,852,404
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,532,410)

Net unrealized appreciation	$56,319,994

At September 30, 2011, the Fund had a short-term capital loss carryforward of $26,874,285 of which $14,995,800 expires on September 30, 2017 and $11,878,485 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$649,312,497	$—	$—	$649,312,497
Short-Term Investments	—	35,966,350	—	35,966,350

Total	$649,312,497	$35,966,350	$—	$685,278,847

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Health Care Equipment & Supplies	9.1%
Software	8.8
Hotels, Restaurants & Leisure	6.2
Internet Software & Services	6.0
Biotechnology	5.9
Semiconductors & Semiconductor Equipment	5.5
Specialty Retail	4.7
Machinery	4.4
Commercial Banks	4.1
Oil, Gas & Consumable Fuels	3.8
Professional Services	3.2
Energy Equipment & Services	3.2
Health Care Providers & Services	3.1
Pharmaceuticals	2.9
Capital Markets	2.9
IT Services	2.3
Aerospace & Defense	2.2
Electronic Equipment, Instruments & Components	2.0
Other Investments, less than 2% each	13.9
Short-Term Investments	5.2

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 73.4% of Net Assets

Non-Convertible Bonds – 63.8%

	ABS Car Loan – 0.1%
$2,403,750	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.384%, 8/20/2013, 144A(b)	$2,401,653
4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	4,380,595

		6,782,248

	Aerospace & Defense – 0.3%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	622,972
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,859,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,552,313
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	7,304,895
5,436,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	4,108,050
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	16,827,386

		43,274,616

	Airlines – 2.7%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	33,779,933
40,980	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	40,931
1,727,536	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	1,749,130
1,777,301	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,777,301
1,992,872	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	1,992,872
3,401,572	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	3,367,557
2,268,645	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	2,268,645
1,273,967	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,401,364
1,473,632	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,602,575
2,962,404	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,010,691
1,860,333	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,999,858
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,082,245
10,866,506	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,790,159
18,741,526	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,122,729

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$17,695,010	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	$20,260,786
15,712,916	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	17,716,313
3,980,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	4,019,800
1,328,076	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,427,682
6,793,880	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,870,651
22,077,666	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	22,519,219
1,976,133	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	2,015,655
1,500,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	1,524,512
29,995,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	30,783,089
18,156,248	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,973,279
8,245,091	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	9,410,122
16,831,237	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	17,252,018
40,155,931	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	41,159,829
51,235,705	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	53,797,490
21,811,204	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	22,356,484
14,095,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	14,429,756
7,280,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,462,000
5,680,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	5,694,200

		382,658,875

	Automotive – 0.9%
265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	279,244
3,800,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	3,904,500
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	20,626,365
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,354,726
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	84,155,537
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,684,275
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,560,200
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	5,992,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$4,715,707

		125,273,054

	Banking – 5.3%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,519,014
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	23,187,243
1,675,000	Bank of America Corp., 5.420%, 3/15/2017	1,734,354
900,000	Bank of America Corp., 5.490%, 3/15/2019	916,558
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	273,402
1,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	1,043,807
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,562,520
8,020,000	Bank of America NA, 5.300%, 3/15/2017	8,349,863
1,130,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	1,061,850
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	34,917,289
7,320,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	4,891,104
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	49,789,876
3,336,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	2,868,960
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	3,245,575
985,000	Citigroup, Inc., 5.850%, 12/11/2034	1,057,314
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	23,803,309
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	9,012,067
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	5,960,477
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	17,657,989
3,350,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	3,592,910
11,490,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/2017	11,825,359
9,275,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/08/2022	9,434,836
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	390,127
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	33,380,605
6,120,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,790,369

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	$47,742,546
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	8,090,100
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	26,912,111
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	25,038,275
7,300,000	Lloyds Banking Group PLC, (fixed rate to10/29/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	4,380,000
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	27,140,352
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,097,675
1,900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,964,389
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,313,162
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	26,410,256
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,007,578
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	6,053,444
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	762,049
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,343,371
2,000,000	Morgan Stanley, 0.916%, 10/15/2015(b)	1,781,696
13,400,000	Morgan Stanley, 5.500%, 7/24/2020	13,110,104
3,300,000	Morgan Stanley, 5.750%, 1/25/2021	3,253,939
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	106,781,137
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,526,849
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,265,727
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	84,720,813
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	9,852,210
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	6,532,020
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,259,987
12,100,000	Morgan Stanley, Series F, MTN, 0.916%, 10/18/2016(b)	10,545,489
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,351,509
4,100,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	6,545,624

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
2,850,000	RBS Capital Trust A, 2.753%, 12/29/2049, (EUR)(b)	$1,893,503
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	1,229,496
3,185,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	1,863,225
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	2,652,750
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	1,230,150
2,705,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	1,841,668
1,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	1,323,350
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	920,934
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,055,943
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate 9/16/2016, variable rate therafter), 4.625%, 9/22/2021, (EUR)	1,960,081
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	681,787
1,300,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,490,587
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,661,814
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,297,803
4,140,000	SG Capital Trust III, (fixed rate to 11/29/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	4,013,202
8,750,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	8,581,667

		746,747,149

	Brokerage – 0.6%
2,850,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,874,505
13,425,000	Jefferies Group, Inc., 5.125%, 4/13/2018	13,022,250
19,030,000	Jefferies Group, Inc., 6.250%, 1/15/2036	17,127,000
15,440,000	Jefferies Group, Inc., 6.450%, 6/08/2027	14,668,000
39,040,000	Jefferies Group, Inc., 6.875%, 4/15/2021	39,258,897
2,995,000	Jefferies Group, Inc., 8.500%, 7/15/2019	3,249,575

		90,200,227

	Building Materials – 0.8%
6,995,000	Masco Corp., 6.500%, 8/15/2032	6,724,007

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$ 5,510,000	Masco Corp., 7.125%, 3/15/2020	$6,079,513
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,755,535
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	38,237,565
46,412,000	USG Corp., 6.300%, 11/15/2016	44,439,490
14,155,000	USG Corp., 9.750%, 1/15/2018	14,862,750

		113,098,860

	Chemicals – 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	16,457,400
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,304,000
3,060,000	Methanex Corp., 5.250%, 3/01/2022	3,174,781
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	18,395,520
8,020,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	7,057,600
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	7,443,450

		57,832,751

	Collateralized Mortgage Obligations – 0.1%
4,993,951	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 6.403%, 4/25/2037(b)	3,452,942
4,181,717	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	3,576,121
2,891,321	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.863%, 4/25/2035(b)	2,608,833
6,105,484	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.390%, 7/25/2047(b)	3,712,738
4,988,380	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.685%, 4/25/2035(b)	4,604,769

		17,955,403

	Commercial Mortgage-Backed Securities – 0.1%
7,940,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class AM, 5.869%, 9/15/2040	6,738,352

	Construction Machinery – 0.2%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,537,847
10,790,000	Terex Corp., 8.000%, 11/15/2017	11,194,625
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	552,563
13,630,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	14,277,425

		27,562,460

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.1%
$670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	$624,775
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,565,000
9,453,000	Western Union Co. (The), 6.200%, 11/17/2036	10,061,527
1,048,000	Western Union Co. (The), 6.200%, 6/21/2040	1,139,892

		16,391,194

	Diversified Manufacturing – 0.3%
6,100,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	6,313,500
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,141,800
16,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	27,625,382

		38,080,682

	Electric – 2.9%
7,721,234	AES Ironwood LLC, 8.857%, 11/30/2025	8,898,722
885,668	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	938,808
49,210,138	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	55,318,100
66,044,844	Bruce Mansfield Unit, 6.850%, 6/01/2034	69,144,989
2,754,970	CE Generation LLC, 7.416%, 12/15/2018	2,758,413
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(d)	7,554,250
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(d)	6,823,950
8,955,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019(d)	5,999,850
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	51,884,000
41,900,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	33,374,062
15,100,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	13,135,777
2,800,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	3,088,404
500,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	548,920
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	117,313
250,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	265,610
4,070,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,011,521
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,256,093

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$5,940,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	$6,340,950
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	649,828
31,035,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(d)	4,965,600
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	23,463,900
16,670,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	11,377,275
50,270,000	TXU Corp., Series P, 5.550%, 11/15/2014	36,068,725
101,735,000	TXU Corp., Series Q, 6.500%, 11/15/2024	48,578,463
6,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	3,053,813
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)(e)	5,767,000
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)(e)	7,107,750
4,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)(e)	960,000

		414,452,086

	Financial Other – 0.3%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	19,064,486
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	26,631,780

		45,696,266

	Food & Beverage – 0.0%
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,637,969

	Gaming – 0.3%
810,000	MGM Resorts International, 6.625%, 7/15/2015	834,300
865,000	MGM Resorts International, 6.875%, 4/01/2016	869,325
710,000	MGM Resorts International, 7.500%, 6/01/2016	734,850
1,770,000	MGM Resorts International, 7.625%, 1/15/2017	1,827,525
37,005,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	39,595,350

		43,861,350

	Government Guaranteed – 0.6%
11,038,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	11,221,097
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	66,491,442

		77,712,539

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 0.6%
$19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	$19,158,750
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	7,375,419
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	53,611,291
8,935,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	5,025,937

		85,171,397

	Government Sponsored – 0.1%
10,807,000	Eksportfinans ASA, 2.000%, 9/15/2015	9,671,682
9,005,000	Eksportfinans ASA, 2.375%, 5/25/2016	8,004,283
1,000,000	Eksportfinans ASA, EMTN, 2.250%, 2/11/2021, (CHF)	811,252

		18,487,217

	Healthcare – 1.5%
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,408,200
14,620,000	HCA, Inc., 7.050%, 12/01/2027	13,158,000
11,104,000	HCA, Inc., 7.190%, 11/15/2015	11,714,720
20,447,000	HCA, Inc., 7.500%, 12/15/2023	19,654,679
24,215,000	HCA, Inc., 7.500%, 11/06/2033	22,701,563
46,148,000	HCA, Inc., 7.690%, 6/15/2025	44,417,450
32,745,000	HCA, Inc., 8.360%, 4/15/2024	33,236,175
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	15,103,325
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	8,922,480
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	27,593,752

		206,910,344

	Home Construction – 0.7%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	11,433,975
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	9,318,600
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	10,529,125
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	4,119,950
1,960,000	KB Home, 5.875%, 1/15/2015	1,940,400
1,364,000	KB Home, 6.250%, 6/15/2015	1,350,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$11,315,000	KB Home, 7.250%, 6/15/2018	$11,258,425
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	37,808,000
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	10,881,750

		98,640,585

	Independent Energy – 0.1%
1,150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	1,397,111
1,375,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,361,250
1,040,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,024,400
635,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	539,750
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	14,024,850

		18,347,361

	Industrial Other – 0.1%
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,078,050

	Life Insurance – 1.2%
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	31,969,850
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	30,005,675
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	21,695,889
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,861,422
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	18,096,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,064,983
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,361,733
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,461,325
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	1,806,875
15,930,000	MetLife, Inc., 6.400%, 12/15/2066	15,615,797
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	11,382,637
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,151,331
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,315,651

		164,789,168

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Local Authorities – 1.4%
3,905,000		Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	$3,367,973
82,840,000		New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	94,675,376
66,305,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	74,629,228
26,730,000		Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	28,888,010

			201,560,587

		Media Cable – 0.2%
25,270,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	27,415,009

		Media Non-Cable – 0.6%
2,660,000		Clear Channel Communications, Inc., 5.500%, 9/15/2014	2,274,300
1,405,000		Clear Channel Communications, Inc., 5.750%, 1/15/2013	1,392,706
64,250,000		Clear Channel Communications, Inc., 9.000%, 3/01/2021	55,897,500
28,455,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	27,885,900

			87,450,406

		Metals & Mining – 0.5%
3,949,000		Alcoa, Inc., 5.870%, 2/23/2022	4,062,783
1,405,000		Alcoa, Inc., 5.950%, 2/01/2037	1,354,563
4,330,000		Alcoa, Inc., 6.750%, 1/15/2028	4,588,739
4,485,000		ArcelorMittal, 6.750%, 3/01/2041	4,186,259
18,565,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	15,733,838
16,135,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	15,623,263
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	6,807,500
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,287,620
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	16,229,562

			73,874,127

		Non-Captive Consumer – 4.1%
63,088,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	60,879,920
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,373,912
20,970,000		SLM Corp., MTN, 5.050%, 11/14/2014	21,598,135
17,600,000		SLM Corp., MTN, 7.250%, 1/25/2022	18,612,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$2,160,000	SLM Corp., MTN, 8.000%, 3/25/2020	$2,365,200
3,750,000	SLM Corp., Series A, MTN, 0.766%, 1/27/2014(b)	3,582,202
41,770,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	42,153,908
14,465,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	13,777,884
48,100,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	40,644,500
95,060,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	106,467,200
26,150,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	31,616,865
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	8,070,700
6,900,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	6,839,625
14,232,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	11,848,140
14,430,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	13,852,800
2,900,000	Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	2,889,125
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	632,000
248,290,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	198,165,215

		586,369,331

	Non-Captive Diversified – 4.5%
7,855,000	Aircastle Ltd., 7.625%, 4/15/2020	7,972,825
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	36,227,432
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	34,391,770
25,320,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	21,143,477
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	67,980,638
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	50,224,177
15,305,000	General Electric Capital Corp., Series A, MTN, 0.767%, 5/13/2024(b)	12,735,765
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	207,708,900
1,710,000	International Lease Finance Corp., 5.875%, 4/01/2019	1,711,657
2,950,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,005,313
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	22,722,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	$11,732,297
24,750,000	International Lease Finance Corp., 8.625%, 9/15/2015	27,348,750
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,682,225
2,547,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,610,675
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	20,451,938
20,478,000	iStar Financial, Inc., 5.875%, 3/15/2016	18,481,395
8,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	7,739,750
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	35,130,000
2,920,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	2,752,100
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	43,104,412

		637,858,021

	Oil Field Services – 0.6%
60,660,000	Nabors Industries, Inc., 9.250%, 1/15/2019	78,755,970
7,275,000	Rowan Cos., Inc., 7.875%, 8/01/2019	8,782,118

		87,538,088

	Packaging – 0.1%
9,261,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	10,545,964

	Paper – 1.0%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	18,047,138
12,410,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	15,812,152
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	62,192,785
1,003,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,414,020
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	16,589,521
25,210,000	Westvaco Corp., 8.200%, 1/15/2030	29,928,379
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,074,030

		147,058,025

	Pipelines – 1.6%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	841,782
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	9,683,576

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$13,175,000	Enterprise Products Operating LLC, 4.050%, 2/15/2022	$13,971,640
21,200,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	23,337,638
41,557,104	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	44,455,296
81,710,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	81,710,000
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	3,695,850
40,000,000	NiSource Finance Corp., 6.400%, 3/15/2018	46,723,920
3,065,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,635,900
4,168,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	2,896,760

		229,952,362

	Property & Casualty Insurance – 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	16,245,874
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,950,035
6,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	7,106,438
11,865,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	6,407,100
2,275,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	2,221,610
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	11,853,990
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	2,877,210
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,588,586

		52,250,843

	Property Trust – 0.1%
11,015,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	12,996,301

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	945,460

	Retailers – 0.9%
2,500,000	Dillard’s, Inc., 6.625%, 1/15/2018	2,603,125
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,200,313
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,464,389
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,501,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$425,000	Dillard’s, Inc., 7.875%, 1/01/2023	$442,531
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	11,130,112
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,339,531
37,064,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	27,983,320
635,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	589,756
160,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	134,000
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,904,069
15,907,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	18,793,182
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,495,589
2,365,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,796,705
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,727,137
37,646,000	Toys R Us, Inc., 7.375%, 10/15/2018	30,587,375

		130,693,009

	Sovereigns – 1.8%
47,935,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	12,189,929
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	8,746,758
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,379,408
272,460,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	28,347,879
166,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	90,222,803
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	35,075,803
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	29,744,685
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	18,468,448
1,899,174,400	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	9,258,336
3,178,700,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	16,108,256

		249,542,305

	Supermarkets – 0.7%
8,336,000	American Stores Co., 7.900%, 5/01/2017	8,096,340
73,686,000	New Albertson’s, Inc., 7.450%, 8/01/2029	54,159,210

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$20,250,000	New Albertson’s, Inc., 7.750%, 6/15/2026	$15,997,500
10,950,000	New Albertson’s, Inc., 8.000%, 5/01/2031	8,486,250
3,425,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,791,375
13,707,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	9,457,830

		98,988,505

	Supranational – 1.7%
108,310,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	56,828,642
20,250,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	10,123,992
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	8,368,086
460,500,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	46,170,120
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	65,451,750
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	24,521,798
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	21,748,614
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,617,984

		239,830,986

	Technology – 0.9%
21,155,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	25,403,728
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,068,689
31,237,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	38,542,139
71,704,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	48,758,720
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,945,375
95,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	97,612
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	544,459
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,714,646
4,345,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	4,714,325
240,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	290,914

		126,080,607

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Textile – 0.0%
$2,595,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	$1,920,300
3,450,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,312,000

		5,232,300

	Tobacco – 0.1%
6,175,000	Reynolds American, Inc., 7.250%, 6/15/2037	7,462,222

	Transportation Services – 0.3%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	7,194,555
7,929,296	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	7,532,831
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)	5,490,206
6,642,945	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	6,642,945
23,948	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 4/02/2014	23,948
6,405,499	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	5,508,729
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)	3,605,863
2,895,838	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	2,808,963
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,785,593

		43,593,633

	Treasuries – 17.6%
320,680,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	315,555,294
153,560,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	156,825,469
89,045,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	92,786,622
80,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	80,588,676
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	194,193,309
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	29,054,686
118,375,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	137,100,134
80,820,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	90,973,920
24,400,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	28,113,842
121,560,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	139,971,940
1,440,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,559,030

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	$1,660,216
1,435,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,708,354
18,686,981	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	169,371,314
22,670,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	20,917,675
127,612,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	105,376,937
457,420,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	86,621,944
221,050,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	40,886,809
1,520,540,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	266,423,280
21,120,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	17,158,954
1,995,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,237,089
6,225,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	5,470,455
14,475,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	11,752,894
5,226,139,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	26,408,573
65,300,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	52,937,358
419,985,000		U.S. Treasury Note, 0.250%, 6/30/2014	419,460,019

			2,494,114,793

		Wireless – 0.7%
36,590,000		Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	36,635,737
31,041,000		Sprint Capital Corp., 6.875%, 11/15/2028	24,988,005
29,252,000		Sprint Capital Corp., 6.900%, 5/01/2019	27,496,880
6,260,000		Sprint Capital Corp., 8.750%, 3/15/2032	5,696,600
11,309,000		Sprint Nextel Corp., 6.000%, 12/01/2016	10,828,368

			105,645,590

		Wirelines – 3.7%
5,650,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	3,729,000
4,370,000		Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,163,777
21,480,000		Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	24,970,263
2,715,000		BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	3,295,839

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	$75,254,456
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	742,479
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,283,763
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,863,333
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	287,875
155,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	156,937
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,567,691
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	33,735,680
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,940,251
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,416,449
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,263,250
50,080,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	52,083,200
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,759,400
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	380,915
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	14,846,791
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	30,694,905
750,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	886,387
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	870,765
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	17,361,459
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	40,936,578
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,885,882
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	31,899,454
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,904,700
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,105,750
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,388,303
2,288,000	Qwest Corp., 7.500%, 6/15/2023	2,300,584
26,590,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	20,407,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$20,965,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$16,457,525
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,803,148
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	34,151,492
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	20,409,577
5,600,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	5,795,737
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,096,123
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,697,424

		530,794,967

	Total Non-Convertible Bonds (Identified Cost $8,670,385,962)	9,050,173,644

Convertible Bonds – 8.5%
	Airlines – 0.0%
1,255,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,205,616

	Automotive – 1.3%
4,240,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	3,105,800
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	174,556,200
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	7,888,950

		185,550,950

	Brokerage – 0.0%
5,025,000	Jefferies Group, Inc., 3.875%, 11/01/2029	4,541,344

	Diversified Manufacturing – 0.3%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	29,194,350
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	16,497,004

		45,691,354

	Electric – 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	3,062,250

	Healthcare – 0.4%
19,215,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(h)	18,782,662
1,300,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	1,204,125
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	1,615,425

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – continued
$190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	$191,188
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,543,625
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	3,595,725
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	26,925,306

		54,858,056

	Home Construction – 0.6%
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	78,332,531

	Independent Energy – 0.3%
20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	16,428,650
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	21,110,844
11,536,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	10,541,020

		48,080,514

	Life Insurance – 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	65,623,500

	Media Non-Cable – 0.0%
5,873,111	Liberty Media LLC, 3.500%, 1/15/2031	2,569,486

	Metals & Mining – 0.1%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,045,000
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	11,410,875

		12,455,875

	Pharmaceuticals – 1.0%
36,950,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	36,950,000
85,880,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	102,519,250
3,065,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	4,003,656

		143,472,906

	REITs - Warehouse/Industrials – 0.2%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	21,365,194

	Technology – 3.0%
4,320,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	4,260,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$49,215,000	Ciena Corp., 0.875%, 6/15/2017	$42,078,825
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	7,993,312
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	6,788,813
11,463,000	Intel Corp., 2.950%, 12/15/2035	12,967,519
220,000,000	Intel Corp., 3.250%, 8/01/2039	296,175,000
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,040,494
52,965,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	47,337,469
8,550,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	7,876,687

		426,518,719

	Wirelines – 0.8%
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	8,377,500
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	64,619,625
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	39,309,525
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,073,459

		113,380,109

	Total Convertible Bonds (Identified Cost $1,014,569,717)	1,206,708,404

Municipals – 1.1%

	California – 0.1%
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	3,417,232
1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,424,598

		4,841,830

	District of Columbia – 0.0%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	4,772,691

	Illinois – 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,764,554
47,285,000	State of Illinois, 5.100%, 6/01/2033	44,693,782

		46,458,336

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Michigan – 0.1%
$12,375,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	$9,169,504

	Virginia – 0.6%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	82,355,914

	Total Municipals (Identified Cost $186,922,933)	147,598,275

	Total Bonds and Notes (Identified Cost $9,871,878,612)	10,404,480,323

Senior Loans – 1.3%

	Automotive – 0.1%
17,955,000	TI Group Automotive Systems, LLC, New Term Loan, 6.750%, 3/14/2018(b)	17,521,028

	Electric – 0.0%
4,788,467	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.741%, 10/10/2014(b)	2,996,766

	Food & Beverage – 0.1%
13,736,403	DS Waters Enterprises, L.P., 1st Lien Term Loan, 10.500%, 8/29/2017(b)	13,770,744

	Media Non-Cable – 0.1%
21,718,149	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	12,318,317

	Non-Captive Consumer – 0.1%
17,350,000	Chesapeake Energy Corporation, Unsecured Term Loan, 8.500%, 12/01/2017(b)	17,196,279

	Non-Captive Diversified – 0.6%
84,000,000	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	83,685,000

	Wireless – 0.1%
19,725,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	19,601,719

	Wirelines – 0.2%
25,089,021	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	22,184,967

	Total Senior Loans (Identified Cost $202,279,824)	189,274,820

Shares
Common Stocks – 17.6%

	Biotechnology – 0.3%
867,059	Vertex Pharmaceuticals, Inc.(f)	48,485,939

	Chemicals – 1.8%
1,364,851	Dow Chemical Co. (The)	42,992,806

Shares	Description	Value (†)
Common Stocks – continued

	Chemicals – continued
2,000,000	PPG Industries, Inc.	$212,240,000

		255,232,806

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(f)	8,830,776
1,675	Rock-Tenn Co., Class A	91,371

		8,922,147

	Diversified Financial Services – 0.2%
3,979,932	Bank of America Corp.	32,555,844

	Diversified Telecommunication Services – 2.1%
183,181	FairPoint Communications, Inc.(f)	1,126,563
283,397	Hawaiian Telcom Holdco, Inc.(f)	5,529,076
200,000	Telecom Italia SpA, Sponsored ADR	1,970,000
3,871,339	Telecom Italia SpA, Sponsored ADR	31,086,852
19,550,590	Telefonica S.A., Sponsored ADR	256,112,729

		295,825,220

	Electric Utilities – 0.1%
282,500	Duke Energy Corp.	6,514,450

	Electronic Equipment, Instruments & Components – 2.9%
32,000,000	Corning, Inc.	413,760,000

	Food Products – 0.4%
2,309,175	ConAgra Foods, Inc.	59,876,908

	Household Durables – 0.2%
477,725	KB Home	4,681,705
549,450	Lennar Corp., Class A	16,983,499

		21,665,204

	Insurance – 0.4%
1,013,347	Prudential Financial, Inc.	49,076,395

	Media – 0.0%
4,701	Dex One Corp.(f)	4,395
56,625	SuperMedia, Inc.(f)	141,563

		145,958

	Oil, Gas & Consumable Fuels – 1.7%
846,398	Chesapeake Energy Corp.	15,743,003
5,119,117	Repsol YPF S.A., Sponsored ADR	81,803,490
2,134,173	Royal Dutch Shell PLC, ADR	143,907,285
141,249	Spectra Energy Corp.	4,104,696

		245,558,474

	Pharmaceuticals – 3.0%
8,514,190	Bristol-Myers Squibb Co.	306,085,130
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	90,239
2,691,177	Valeant Pharmaceuticals International, Inc.(f)	120,537,818

		426,713,187

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Apartments – 0.4%
290,904	Apartment Investment & Management Co., Class A	$7,863,135
889,730	Associated Estates Realty Corp.	13,301,464
460,000	Equity Residential	28,685,600

		49,850,199

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	19,170,930

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	2,950,794

	Semiconductors & Semiconductor Equipment – 2.5%
13,359,360	Intel Corp.	356,026,944

	Software – 1.4%
6,568,091	Microsoft Corp.	200,917,904

	Total Common Stocks (Identified Cost $2,275,874,291)	2,493,249,303

Preferred Stocks – 2.8%

Convertible Preferred Stocks – 2.0%

	Automotive – 0.9%
2,826,055	General Motors Co., Series B, 4.750%	93,825,026
657,940	Goodyear Tire & Rubber Co. (The), 5.875%	28,423,008

		122,248,034

	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	18,585,450
203,658	Sovereign Capital Trust IV, 4.375%	10,335,643
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	9,599,625

		38,520,718

	Construction Machinery – 0.1%
145,110	United Rentals Trust I, 6.500%	7,364,333

	Consumer Products – 0.1%
210,318	Newell Financial Trust I, 5.250%	10,568,480

	Electric – 0.1%
380,577	AES Trust III, 6.750%	18,766,252

	Home Construction – 0.0%
355,000	Hovnanian Enterprises, Inc., 7.250%	5,768,750

	Independent Energy – 0.1%
52,020	Chesapeake Energy Corp., 4.500%	4,174,605

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Independent Energy – continued
99,800	SandRidge Energy, Inc., 8.500%	$10,747,212

		14,921,817

	Pipelines – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	12,272,343

	REITs - Healthcare – 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	6,301,800

	Technology – 0.3%
55,430	Lucent Technologies Capital Trust I, 7.750%	37,415,250

	Total Convertible Preferred Stocks (Identified Cost $314,246,008)	274,147,777

Non-Convertible Preferred Stocks – 0.8%

	Banking – 0.2%
35,000	Bank of America Corp., 6.375%	854,000
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	23,136,462
389,800	Countrywide Capital IV, 6.750%	9,573,488

		33,563,950

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	37,532

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	27,202,500

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(f)	1,274,466

	Independent Energy – 0.0%
9,650	Chesapeake Energy Corp., 5.000%	721,337

	Non-Captive Consumer – 0.0%
101,175	SLM Corp., Series A, 6.970%	4,648,991

	Non-Captive Diversified – 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	40,857,854

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,909,215

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	$6,913,424

	Total Non-Convertible Preferred Stocks (Identified Cost $83,630,474)	117,129,269

	Total Preferred Stocks (Identified Cost $397,876,482)	391,277,046

Closed End Investment Companies – 0.0%
87,907	Morgan Stanley Emerging Markets Debt Fund, Inc.	973,130
681,131	NexPoint Credit Strategies Fund	4,277,503

	Total Closed End Investment Companies (Identified Cost $11,036,948)	5,250,633

Principal Amount (‡)
Short-Term Investments – 6.6%
$1,484,664	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $1,484,664 on 7/02/2012 collateralized by $1,475,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $1,517,762 including accrued interest(i)	1,484,664
941,435,429

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $941,435,429 on 7/02/2012 collateralized by $83,715,000 Federal Home Loan Mortgage Corp. Discount Note, due 9/04/2012 valued at $83,673,143; $70,000,000 Federal Home Loan Bank, 2.000% due 09/14/2012 valued at $70,700,000; $20,000,000 Federal Home Loan Bank, 1.625% due 11/21/2012 valued at $20,150,000; $50,000,000 Federal Home Loan Mortgage Corp., 2.125% due 9/21/2012 valued at $50,514,749; $7,345,000 Federal National Mortgage Association, 1.000% due 12/27/2012 valued at $7,381,725; $127,000,000 U.S. Treasury Bill, due 12/06/2012 valued at $126,873,000; $150,000,000 U.S Treasury Note, 1.125% due 12/15/2012 valued at $150,709,050; $5,810,000 Federal Home Loan Bank, 0.370% due 5/01/2013 valued at $5,817,263; $93,630,000 Federal Home Loan Bank, 0.170% due 2/13/2013 valued at $93,731,214; $56,000,000 Federal Home Loan Bank, 0.170% due 2/08/2013 valued at $56,000,000; $45,000,000 Federal Home Loan Bank, 0.190% due 2/22/2013 valued at $45,000,000; $4,640,000 Federal Home Loan Bank, 0.200% due 3/01/2013 valued at $4,645,800; $25,000,000 Federal National Mortgage Association Discount Note, due 1/03/2013 valued at $25,000,000; $35,000,000 Federal National Mortgage Association Discount Note, due 1/04/2013 valued at $35,000,000; $184,885,000 Federal National Mortgage Association, 0.375% due 12/28/2012 valued at $185,069,885 including accrued interest(i)

		941,435,429

	Total Short-Term Investments (Identified Cost $942,920,093)	942,920,093

	Total Investments – 101.7% (Identified Cost $13,701,866,250)(a)	14,426,452,218
	Other assets less liabilities – (1.7)%	(244,470,210)

	Net Assets – 100.0%	$14,181,982,008

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $13,744,226,372 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,524,374,702
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(842,148,856)

Net unrealized appreciation	$682,225,846

At September 30, 2011, the Fund had a short-term capital loss carryforward of $440,508,454 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.

(c)	Illiquid security. At June 30, 2012, the value of these securities amounted to $302,992,374 or 2.1% of net assets.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(e)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of this security amounted to $13,834,750 or 0.1% of net assets.

(f)	Non-income producing security.

(g)	Maturity has been extended under the terms of a plan of reorganization.

(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $1,362,926,539 or 9.6% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities

AGMC	Assured Guaranty Municipal Corp.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$729,089,160	$17,657,989	$746,747,149
Construction Machinery	—	26,024,613	1,537,847	27,562,460
Electric	—	400,617,336	13,834,750	414,452,086
Non-Captive Consumer	2,373,912	583,995,419	—	586,369,331
Sovereigns	—	237,352,376	12,189,929	249,542,305
All Other Non-Convertible Bonds*	—	7,025,500,313	—	7,025,500,313

Total Non-Convertible Bonds	2,373,912	9,002,579,217	45,220,515	9,050,173,644

Convertible Bonds*	—	1,206,708,404	—	1,206,708,404
Municipals*	—	147,598,275	—	147,598,275

Total Bonds and Notes	2,373,912	10,356,885,896	45,220,515	10,404,480,323

Senior Loans*	—	189,274,820	—	189,274,820
Common Stocks*	2,493,249,303	—	—	2,493,249,303
Preferred Stocks
Convertible Preferred Stocks
Banking	28,185,075	10,335,643	—	38,520,718
Construction Machinery	—	7,364,333	—	7,364,333
Consumer Products	—	10,568,480	—	10,568,480
Independent Energy	4,174,605	10,747,212	—	14,921,817
All Other Convertible Preferred Stocks*	202,772,429	—	—	202,772,429

Total Convertible Preferred Stocks	235,132,109	39,015,668	—	274,147,777

Non-Convertible Preferred Stocks
Electric	—	37,532	—	37,532
Government Sponsored	—	27,202,500	—	27,202,500
Non-Captive Diversified	—	40,857,854	—	40,857,854

REITs - Office Property	—	1,909,215	—	1,909,215
All Other Non-Convertible Preferred Stocks*	47,122,168	—	—	47,122,168

Total Non-Convertible Preferred Stocks	47,122,168	70,007,101	—	117,129,269

Total Preferred Stocks	282,254,277	109,022,769	—	391,277,046

Closed End Investment Companies	5,250,633	—	—	5,250,633
Short-Term Investments	—	942,920,093	—	942,920,093

Total	$2,783,128,125	$11,598,103,578	$45,220,515	$14,426,452,218

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $9,179,640 was transferred from Level 1 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$—	$273,477	$17,384,512	$—	$—	$—	$17,657,989	$273,477
Construction Machinery	—	38	—	(125,532)	—	—	1,663,341	—	1,537,847	(125,532)
Consumer Cyclical Services	4,482,500	—	—	—	—	—	—	(4,482,500)	—	—
Electric	—	—	—	(9,705,370)	—	—	23,540,120	—	13,834,750	(9,705,370)
Sovereigns	—	5,127,072	—	(26,903,486)	16,686	—	33,949,657	—	12,189,929	(26,903,486)
Technology	1,740,000	106,837	(3,925,024)	4,358,575	—	(2,280,388)	—	—	—	—
Treasuries	742,727	20,092	(926,054)	581,248	—	(418,013)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Electric	4,847,625	—	105,583	433,042	—	(5,386,250)	—	—	—	—
Independent Energy	9,980,000	—	—	—	—	—	—	(9,980,000)	—	—
Non-Convertible Preferred Stocks
Non-Captive Diversified	22,149,600	—	—	—	—	—	—	(22,149,600)	—	—

Total	$43,942,452	$5,254,039	$(4,745,495)	$(31,088,046)	$17,401,198	$(8,084,651)	$59,153,118	$(36,612,100)	$45,220,515	$(36,460,911)

Debt securities valued at $35,612,998 were transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the securities or did not provide reliable prices for the securities.

Debt securities valued at $23,540,120 were transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the securities or did not provide reliable prices for the securities.

A debt security valued at $4,482,500 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $32,129,600 were transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the securities or did not provide reliable prices for the securities; at June 30, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	17.6%
Banking	5.8
Non-Captive Diversified	5.4
Wirelines	4.7
Non-Captive Consumer	4.2
Technology	4.2
Pharmaceuticals	4.0
Automotive	3.2
Electric	3.0
Electronic Equipment, Instruments & Components	2.9
Airlines	2.7
Semiconductors & Semiconductor Equipment	2.5
Chemicals	2.2
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	30.6
Short-Term Investments	6.6

Total Investments	101.7
Other assets less liabilities	(1.7)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	73.6%
Canadian Dollar	7.3
Euro	4.3
New Zealand Dollar	4.1
Australian Dollar	3.3
Norwegian Krone	2.8
Other, less than 2% each	6.3

Total Investments	101.7
Other assets less liabilities	(1.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 97.3% of Net Assets

	Aerospace & Defense – 2.8%
309,143	Honeywell International, Inc.	$17,262,545
317,828	Northrop Grumman Corp.	20,274,248

		37,536,793

	Auto Components – 0.6%
697,131	Goodyear Tire & Rubber Co. (The)(b)	8,233,117

	Automobiles – 0.8%
555,732	General Motors Co.(b)	10,959,035

	Beverages – 3.2%
704,874	Coca-Cola Enterprises, Inc.	19,764,667
329,309	PepsiCo, Inc.	23,268,974

		43,033,641

	Capital Markets – 4.0%
356,095	Ameriprise Financial, Inc.	18,609,524
494,848	Legg Mason, Inc.	13,049,142
500,306	State Street Corp.	22,333,660

		53,992,326

	Chemicals – 0.9%
152,902	Air Products & Chemicals, Inc.	12,343,779

	Commercial Banks – 6.4%
1,379,621	Fifth Third Bancorp	18,486,921
369,794	PNC Financial Services Group, Inc.	22,598,111
462,311	U.S. Bancorp	14,867,922
886,299	Wells Fargo & Co.	29,637,839

		85,590,793

	Communications Equipment – 2.3%
769,468	Cisco Systems, Inc.	13,211,765
368,399	Motorola Solutions, Inc.	17,723,676

		30,935,441

	Computers & Peripherals – 1.2%
27,315	Apple, Inc.(b)	15,951,960

	Construction Materials – 0.7%
249,492	Vulcan Materials Co.	9,907,327

	Consumer Finance – 1.7%
647,252	Discover Financial Services	22,381,974

	Diversified Financial Services – 4.7%
1,521,931	Bank of America Corp.	12,449,395
667,614	Citigroup, Inc.	18,299,300
883,185	JPMorgan Chase & Co.	31,556,200

		62,304,895

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 3.4%
725,387	AT&T, Inc.	$25,867,300
503,544	CenturyLink, Inc.	19,884,953

		45,752,253

	Electric Utilities – 3.7%
421,637	Edison International	19,479,629
405,683	Exelon Corp.	15,261,795
521,601	PPL Corp.	14,505,724

		49,247,148

	Electrical Equipment – 1.4%
268,972	Cooper Industries PLC	18,338,511

	Energy Equipment & Services – 2.5%
277,191	Schlumberger Ltd.	17,992,468
349,764	Transocean Ltd.	15,644,944

		33,637,412

	Food & Staples Retailing – 1.6%
470,754	CVS Caremark Corp.	21,998,334

	Food Products – 1.3%
502,329	Unilever NV	16,752,672

	Health Care Equipment & Supplies – 2.6%
303,795	Baxter International, Inc.	16,146,704
349,699	Covidien PLC	18,708,897

		34,855,601

	Health Care Providers & Services – 3.1%
465,541	HCA Holdings, Inc.	14,166,413
461,375	UnitedHealth Group, Inc.	26,990,437

		41,156,850

	Independent Power Producers & Energy Traders – 1.4%
1,090,242	Calpine Corp.(b)	17,999,895

	Industrial Conglomerates – 2.0%
1,266,233	General Electric Co.	26,388,296

	Insurance – 3.6%
591,155	MetLife, Inc.	18,237,132
255,127	Travelers Cos., Inc. (The)	16,287,308
705,340	Unum Group	13,493,154

		48,017,594

	Internet & Catalog Retail – 1.2%
913,488	Liberty Interactive Corp., Class A(b)	16,250,952

	Internet Software & Services – 2.5%
395,081	AOL, Inc.(b)	11,093,874
389,003	eBay, Inc.(b)	16,342,016
10,626	Google, Inc., Class A(b)	6,163,824

		33,599,714

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 2.4%
352,532	Eaton Corp.	$13,970,843
273,722	Stanley Black & Decker, Inc.	17,616,748

		31,587,591

	Media – 7.0%
392,725	CBS Corp., Class B	12,873,526
1,109,690	Comcast Corp., Class A	35,476,789
243,523	DIRECTV, Class A(b)	11,888,793
306,199	Omnicom Group, Inc.	14,881,271
382,480	Viacom, Inc., Class B	17,984,210

		93,104,589

	Multiline Retail – 1.2%
273,493	Target Corp.	15,914,558

	Oil, Gas & Consumable Fuels – 10.1%
258,007	Chevron Corp.	27,219,739
247,018	CONSOL Energy, Inc.	7,469,824
153,116	EOG Resources, Inc.	13,797,283
507,503	ExxonMobil Corp.	43,427,032
357,356	Hess Corp.	15,527,118
245,617	Noble Energy, Inc.	20,833,234
144,057	SM Energy Co.	7,074,639

		135,348,869

	Pharmaceuticals – 7.8%
295,381	Bristol-Myers Squibb Co.	10,618,947
455,004	Forest Laboratories, Inc.(b)	15,920,590
747,607	Merck & Co., Inc.	31,212,592
1,139,394	Pfizer, Inc.	26,206,062
542,951	Sanofi, ADR	20,512,689

		104,470,880

	REITs - Diversified – 1.4%
824,427	Weyerhaeuser Co.	18,434,188

	Road & Rail – 1.4%
267,730	Norfolk Southern Corp.	19,214,982

	Semiconductors & Semiconductor Equipment – 2.0%
899,631	Applied Materials, Inc.	10,309,771
550,222	Texas Instruments, Inc.	15,785,869

		26,095,640

	Software – 2.8%
512,099	Microsoft Corp.	15,665,108
734,485	Oracle Corp.	21,814,205

		37,479,313

	Wireless Telecommunication Services – 1.6%
735,456	Vodafone Group PLC, Sponsored ADR	20,725,150

	Total Common Stocks (Identified Cost $1,142,842,818)	1,299,542,073

Principal Amount	Description	Value (†)
Short-Term Investments – 4.1%
$55,233,505	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $55,233,505 on 7/02/2012 collateralized by $56,370,000 Federal Home Loan Mortgage Corp. Discount Note, due 9/04/2012 valued at $56,341,815 including accrued interest(c) (Identified Cost $55,233,505)	$55,233,505

	Total Investments – 101.4% (Identified Cost $1,198,076,323)(a)	1,354,775,578
	Other assets less liabilities – (1.4)%	(18,426,670)

	Net Assets – 100.0%	$1,336,348,908

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $1,198,076,323 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$213,769,417
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(57,070,162)

Net unrealized appreciation	$156,699,255

At September 30, 2011, the Fund had a short-term capital loss carryforward of $55,601,112 of which $1,676,396 expires on September 30, 2017 and $53,924,716 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,299,542,073	$—	$—	$1,299,542,073
Short-Term Investments	—	55,233,505	—	55,233,505

Total	$1,299,542,073	$55,233,505	$—	$1,354,775,578

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	7.8
Media	7.0
Commercial Banks	6.4
Diversified Financial Services	4.7
Capital Markets	4.0
Electric Utilities	3.7
Insurance	3.6
Diversified Telecommunication Services	3.4
Beverages	3.2
Health Care Providers & Services	3.1
Aerospace & Defense	2.8
Software	2.8
Health Care Equipment & Supplies	2.6
Energy Equipment & Services	2.5
Internet Software & Services	2.5
Machinery	2.4
Communications Equipment	2.3
Industrial Conglomerates	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	4.1

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	August 21, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2012